Document and Entity Information	18 Months Ended
Jun. 30, 2013
Document Type	S-1
Amendment Flag	false
Document Period End Date	Jun 30, 2013
Trading Symbol	irld
Entity Registrant Name	IRELAND INC.
Entity Central Index Key	0001166338
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash	$ 3,199,886	$ 5,636,638	$ 521,660
Other receivables	6,380	10,523	6,482
Prepaid expenses	139,780	335,485	227,163
Deposits - related party		0	195,000
Total current assets	3,346,046	5,982,646	950,305
Property and equipment, net	2,599,916	2,963,625	3,378,487
Mineral properties	32,128,133	32,128,133	31,948,053
Restricted investments held for reclamation bonds	1,179,941	1,186,681	1,193,567
Reclamation bonds	39,719	40,000	40,000
Deposits	2,200	2,200	2,200
Total non-current assets	35,949,909	36,320,639	36,562,307
Total assets	39,295,955	42,303,285	37,512,612
Current liabilities
Accounts payable	58,531	97,568	81,408
Accounts payable - related party	13,707	48,651	42,181
Accrued payroll and related taxes	75,296	67,166	67,675
Due to related party	23,290	23,290	23,290
Total current liabilities	170,824	236,675	214,554
Long-term liabilities
Accrued reclamation and remediation costs	672,338	672,338	572,338
Deferred income taxes	0	616,695	2,825,752
Total long-term liabilities	672,338	1,289,033	3,398,090
Total liabilities	843,162	1,525,708	3,612,644
Commitments and contingencies	0	0	0
Stockholders' equity
Common stock, $0.001 par value; 400,000,000 shares authorized, 146,059,542 and 146,059,542 shares, respectively, issued and outstanding	146,058	146,058	127,452
Additional paid-in capital	63,731,461	63,269,641	52,233,054
Accumulated other comprehensive income	15,627	20,356	25,173
Accumulated deficit during exploration stage	(25,440,353)	(22,658,478)	(18,485,711)
Total stockholders' equity	38,452,793	40,777,577	33,899,968
Total liabilities and stockholders' equity	$ 39,295,955	$ 42,303,285	$ 37,512,612

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Common Stock, Par Value Per Share	$ 0.001	$ 0.001	$ 0.001
Common Stock, Shares Authorized	400,000,000	400,000,000	400,000,000
Common Stock, Shares, Issued	146,059,542	146,059,542	127,452,461
Common Stock, Shares, Outstanding	146,059,542	146,059,542	127,452,461

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
Depreciation	234,375	227,787	467,028	437,372	900,540	821,891	2,342,214	2,809,242
Loss on asset disposal	0	0	0	0	12,165	0	12,165	12,165
Write-off of mineral rights	0	0	0	0	0	0	14,000	14,000
Total operating expenses	1,707,793	1,613,018	3,409,361	2,875,760	6,402,867	6,513,109	32,684,570	36,093,931
Loss from operations	(1,707,793)	(1,613,018)	(3,409,361)	(2,875,760)	(6,402,867)	(6,513,109)	(32,684,570)	(36,093,931)
Other income (expense)
Interest income	7,366	7,732	15,520	13,404	25,971	34,087	378,948	394,468
Interest expense	(743)	(344)	(2,182)	(664)	(2,333)	0	(8,316)	(10,498)
Total other income (expense)	6,623	7,388	13,338	12,740	23,638	34,087	370,632	383,970
Loss before income taxes	(1,701,170)	(1,605,630)	(3,396,023)	(2,863,020)	(6,379,229)	(6,479,022)	(32,313,938)	(35,709,961)
Income tax benefit	20,990	546,448	614,148	984,431	2,206,462	2,590,393	9,655,460	10,269,608
Net loss	(1,680,180)	(1,059,182)	(2,781,875)	(1,878,589)	(4,172,767)	(3,888,629)	(22,658,478)	(25,440,353)
Loss per common share - basic and diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ (0.01)	$ (0.03)	$ (0.03)
Weighted average common shares outstanding - basic and diluted	146,059,542	137,012,641	146,059,542	133,866,157	136,251,969	125,424,507
Net loss	(1,680,180)	(1,059,182)	(2,781,875)	(1,878,589)	(4,172,767)	(3,888,629)	(22,658,478)	(25,440,353)
Other comprehensive (loss) income
Unrealized (loss) income on investments, net of deferred tax	(3,301)	1,583	(4,729)	(3,057)	(4,817)	25,787	20,356	15,627
Total comprehensive loss	(1,683,481)	(1,057,599)	(2,786,604)	(1,881,646)	(4,177,584)	(3,862,842)	(22,638,122)	(25,424,726)
Related Party [Member]
Operating expenses
Mineral exploration and evaluation expenses - related party	110,656	112,378	222,762	232,837	482,362	521,478	3,586,959	3,809,721
General and administrative - related party	19,125	0	38,250	0	74,353	2,000	97,419	135,669
Mineral and property holding costs - reimbursed to related party	0	0	0	0	0	0	295,000	295,000
General [Member]
Operating expenses
Mineral exploration and evaluation expenses - related party	652,333	640,061	1,383,151	1,177,290	2,594,059	2,704,545	14,625,756	16,008,907
General and administrative - related party	667,304	609,042	1,250,170	980,761	2,243,888	2,385,695	11,067,557	12,317,727
Mineral and property holding costs - reimbursed to related party	$ 24,000	$ 23,750	$ 48,000	$ 47,500	$ 95,500	$ 77,500	$ 643,500	$ 691,500

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (2,781,875)	$ (1,878,589)	$ (4,172,767)	$ (3,888,629)	$ (22,658,478)	$ (25,440,353)
Adjustments to reconcile loss from operations to net cash used in operating activities:
Depreciation	467,028	437,372	900,540	821,891	2,342,214	2,809,242
Loss on asset disposal	0	0	12,165	0	12,165	12,165
Write-off of mineral rights	0	0	0	0	14,000	14,000
Stock-based compensation	377,895	311,879	887,219	1,180,667		5,338,104
Stock-based expenses	83,925	0	887,219	1,180,667	4,960,209	83,925
Changes in operating assets and liabilities:
Deferred income taxes	(614,148)	(984,431)	(2,206,462)	(2,590,393)	(9,655,460)	(10,269,608)
Other receivables	4,143	102	(4,041)	23,518	(10,523)	(6,380)
Prepaid expenses and deposits	195,705	97,625	(158,321)	(164,068)	(730,558)	(534,853)
Reclamation bonds and other deposits	281	0	0	888,368	(10,940)	(10,659)
Accounts payable and accrued liabilities	(65,851)	(74,494)	22,121	(12,584)	109,783	43,932
Accrued reclamation and remediation costs	0	50,000	100,000	297,000	672,338	672,338
Net cash used in operating activities	(2,332,897)	(2,040,536)	(4,619,546)	(3,444,230)	(24,955,250)	(27,288,147)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment, net of refunds	(103,319)	(166,180)	(252,843)	(118,558)	(4,947,158)	(5,050,477)
Purchase of mineral claims	0	0	(180,080)	0	(180,080)	(180,080)
Purchase of restricted investments held for reclamation bonds	(536)	(260)	(527)	(275,285)	(1,155,365)	(1,155,901)
Net cash used in investing activities	(103,855)	(166,440)	(433,450)	(393,843)	(6,282,603)	(6,386,458)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from stock issuance	0	4,780,000	10,605,486	2,760,009	37,866,205	37,866,205
Stock issuance costs	0	(42,266)	(437,512)	(2,455)	(1,000,004)	(1,000,004)
Proceeds from borrowings - related party	0	0	0	0	8,290	8,290
Net cash provided by financing activities	0	4,737,734	10,167,974	2,757,554	36,874,491	36,874,491
NET CHANGE IN CASH	(2,436,752)	2,530,758	5,114,978	(1,080,519)	5,636,638	3,199,886
CASH AT BEGINNING OF PERIOD	5,636,638	521,660	521,660	1,602,179	0	0
CASH AT END OF PERIOD	3,199,886	3,052,418	5,636,638	521,660	5,636,638	3,199,886
SUPPLEMENTAL INFORMATION
Interest paid	2,182	664	2,333	0	8,316	10,498
Income taxes paid	0	0	0	0	0	0
Non-cash investing and financing activities:
Assets acquired for common stock and warrants issued for mineral properties	0	0	0	0	21,584,351	21,584,351
Net deferred tax liability assumed	$ 0	$ 0	$ 0	$ 0	$ 10,261,194	$ 10,261,194

CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit During Exploration Stage [Member]	Common Stock Subscribed [Member]	Total
Beginning Balance at Feb. 20, 2001
Issuance of common stock for cash, $0.002 per share	$ 29,750	$ 39,000				$ 68,750
Issuance of common stock for cash, $0.002 per share (Shares)	29,750,000
Net loss				(16,045)		(16,045)
Ending Balance at Dec. 31, 2001	29,750	39,000		(16,045)		52,705
Ending Balance (Shares) at Dec. 31, 2001	29,750,000
Net loss				(49,313)		(49,313)
Ending Balance at Dec. 31, 2002	29,750	39,000		(65,358)		3,392
Ending Balance (Shares) at Dec. 31, 2002	29,750,000
Net loss				(32,516)		(32,516)
Ending Balance at Dec. 31, 2003	29,750	39,000		(97,874)		(29,124)
Ending Balance (Shares) at Dec. 31, 2003	29,750,000
Net loss				(51,000)		(51,000)
Ending Balance at Dec. 31, 2004	29,750	39,000		(148,874)		(80,124)
Beginning Balance (Shares) at Dec. 31, 2004	29,750,000
Issuance of common stock for cash, $0.025	6,800	163,200				170,000
Issuance of common stock for cash, $0.025 (Shares)	6,800,000
Net loss				(54,025)		(54,025)
Ending Balance at Dec. 31, 2005	36,550	202,200		(202,899)		35,851
Ending Balance (Shares) at Dec. 31, 2005	36,550,000
Net loss				(95,279)		(95,279)
Ending Balance at Dec. 31, 2006	36,550	202,200		(298,178)		(59,428)
Beginning Balance (Shares) at Dec. 31, 2006	36,550,000
Issuance of common stock under Option Assignment Agreement, $0.0075 per share	30,000	195,000				225,000
Issuance of common stock under Option Assignment Agreement, $0.0075 per share (Shares)	30,000,000
Issuance of common stock for cash, $0.65 per share, net of $243,652 issuance fees	20,000	12,736,348				12,756,348
Issuance of common stock for cash, $0.65 per share, net of $243,652 issuance fees (Shares)	20,000,000
Stock-based compensation		101,317				101,317
Net loss				(2,243,271)		(2,243,271)
Ending Balance at Dec. 31, 2007	86,550	13,234,865		(2,541,449)		10,779,966
Ending Balance (Shares) at Dec. 31, 2007	86,550,000
Issuance of common stock from option exercise, $0.05 per share	20	980				1,000
Issuance of common stock from option exercise, $0.05 per share (Shares)	20,000
Issuance of common stock under Asset Purchase Agreement, $1.9157 per share	10,440	19,989,560				20,000,000
Issuance of common stock under Asset Purchase Agreement, $1.9157 per share (Shares)	10,440,087
Issuance of warrants under Asset Purchase Agreement		1,359,351				1,359,351
Stock-based compensation		1,474,693				1,474,693
Net loss				(4,115,927)		(4,115,927)
Ending Balance at Dec. 31, 2008	97,010	36,059,449		(6,657,376)		29,499,083
Ending Balance (Shares) at Dec. 31, 2008	97,010,087
Issuance of common stock for cash, $0.45 per share, net of $304,641 issuance fees	13,889	5,931,680			162,000	6,107,569
Issuance of common stock for cash, $0.45 per share, net of $304,641 issuance fees (Shares)	13,889,355
Stock-based compensation		108,323				108,323
Net loss				(3,248,652)		(3,248,652)
Ending Balance at Dec. 31, 2009	110,899	42,099,452		(9,906,028)	162,000	32,466,323
Ending Balance (Shares) at Dec. 31, 2009	110,899,442
Issuance of common stock from option exercise, $0.05 per share	500	24,500				25,000
Issuance of common stock from option exercise, $0.05 per share (Shares)	500,000
Issuance of common stock for cash, $0.45 per share, net of $11,743 issuance fees	11,035	4,942,972			(162,000)	4,792,007
Issuance of common stock for cash, $0.45 per share, net of $11,743 issuance fees (Shares)	11,035,000
Unrealized loss on short-term investments, net of $331 deferred tax			(614)			(614)
Stock-based compensation		1,232,927				1,232,927
Net loss				(4,691,054)		(4,691,054)
Ending Balance at Dec. 31, 2010	122,434	48,299,851	(614)	(14,597,082)		33,824,589
Ending Balance (Shares) at Dec. 31, 2010	122,434,442
Unrealized (loss) gain on investments, net of tax						25,787
Issuance of common stock for cash, $0.55 per share, net of $2,455 issuance fees	5,018	2,752,536				2,757,554
Issuance of common stock for cash, $0.55 per share, net of $2,455 issuance fees (Shares)	5,018,199
Unrealized gain on investments, net of deferred tax $13,887			25,787			25,787
Stock-based compensation		1,180,667				1,180,667
Net loss				(3,888,629)		(3,888,629)
Ending Balance at Dec. 31, 2011	127,452	52,233,054	25,173	(18,485,711)		33,899,968
Ending Balance (Shares) at Dec. 31, 2011	127,452,641
Unrealized (loss) gain on investments, net of tax						(3,057)
Stock-based compensation		311,879				311,879
Sale of shares for cash, net	9,560	4,728,174				4,737,734
Sale of shares for cash, net (Shares)	9,560,000
Unrealized loss on investments, net of deferred tax			(3,057)			(3,057)
Net loss				(1,878,589)		(1,878,589)
Ending Balance at Jun. 30, 2012	137,012	57,273,107	22,116	(20,364,300)		37,067,935
Ending Balance (Shares) at Jun. 30, 2012	137,012,641
Beginning Balance at Dec. 31, 2011	127,452	52,233,054	25,173	(18,485,711)		33,899,968
Beginning Balance (Shares) at Dec. 31, 2011	127,452,641
Unrealized (loss) gain on investments, net of tax						(4,817)
Issuance of common stock from option exercise, $0.05 per share	100	4,900				5,000
Issuance of common stock from option exercise, $0.05 per share (Shares)	100,000
Issuance of common stock for cash, $0.50 per share, net of $42,267 issuance fees	9,560	4,728,173				4,737,733
Issuance of common stock for cash, $0.50 per share, net of $42,267 issuance fees (Shares)	9,560,000
Issuance of common stock from warrant exercise, $0.75 per share	50	37,450				37,500
Issuance of common stock from warrant exercise, $0.75 per share (Shares)	50,000
Issuance of common stock for cash, $0.65 per share, net of $395,245 issuance fees	8,896	5,378,845				5,387,741
Issuance of common stock for cash, $0.65 per share, net of $395,245 issuance fees (Shares)	8,896,901
Unrealized loss on investments, net of deferred tax $2,596			(4,817)			(4,817)
Stock-based compensation		887,219				887,219
Net loss				(4,172,767)		(4,172,767)
Ending Balance at Dec. 31, 2012	146,058	63,269,641	20,356	(22,658,478)		40,777,577
Ending Balance (Shares) at Dec. 31, 2012	146,059,542
Unrealized (loss) gain on investments, net of tax						(4,729)
Unrealized loss on investments, net of deferred tax $2,596			(4,729)			(4,729)
Stock-based compensation		377,895				377,895
Warrant modification		83,925				83,925
Net loss				(2,781,875)		(2,781,875)
Ending Balance at Jun. 30, 2013	$ 146,058	$ 63,731,461	$ 15,627	$ (25,440,353)		$ 38,452,793
Ending Balance (Shares) at Jun. 30, 2013	146,059,542

STATEMENT OF STOCKHOLDERS' EQUITY (PARENTHETICAL) (USD $)	Jun. 30, 2013
Deferred tax	$ 0

DESCRIPTION OF BUSINESS, HISTORY AND SUMMARY OF SIGNIFICANT POLICIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
DESCRIPTION OF BUSINESS, HISTORY AND SUMMARY OF SIGNIFICANT POLICIES [Text Block]
1.	DESCRIPTION OF BUSINESS, HISTORY AND SUMMARY OF SIGNIFICANT POLICIES

Description of business - Ireland Inc. (the “Company”) is considered an exploration stage company since its formation and the Company has not yet realized any revenues from its planned operations. The Company is primarily focused on the acquisition and exploration of mining properties. Upon identification of commercially minable reserves, the Company expects to actively prepare the site for its extraction and enter the development stage.

History - The Company was incorporated on February 20, 2001 under the laws of the State of Nevada under the name Merritt Ventures Corp. On December 19, 2005, the Company changed its name to Ireland Inc.

Basis of presentation - The financial statements present the consolidated balance sheets, statements of operations and comprehensive loss, stockholders’ equity, and cash flows of the Company. These consolidated financial statements have been prepared without audit in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments and disclosures necessary for the fair presentation of these interim statements have been included. All such adjustments are, in the opinion of management, of a normal recurring nature. The results reported in these interim consolidated financial statements are not necessarily indicative of the results that may be reported for the entire year. These interim consolidated financial statements should be read in conjunction with the consolidated financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2012, filed with the SEC on April 15, 2013.

Going concern - The accompanying financial statements have been prepared assuming the Company will continue as a going concern.

Since its formation, the Company has incurred comprehensive cumulative net losses of $25,424,726 as of June 30, 2013. This amount is comprised of net loss from operations of $25,440,353 and other comprehensive income of $15,627. The Company has not commenced its commercial mining and mineral processing operations; rather, it is still in the exploration stage, raising substantial doubt about the Company’s ability to continue as a going concern. The Company will seek additional sources of capital through the issuance of debt or equity financing, but there can be no assurance the Company will be successful in accomplishing its objectives.

The ability of the Company to continue as a going concern is dependent on additional sources of capital and the success of the Company’s plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Principles of consolidation - The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Columbus Minerals Inc. (“CMI”) (including its wholly- owned single-member LLC subsidiary Columbus Salt Marsh LLC (“CSM”)) and Rand Metals LLC (“Rand”). Intercompany accounts and transactions have been eliminated.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. By their nature, these estimates are subject to measurement uncertainty and the effect on the financial statements of changes in such estimates in future periods could be significant. Significant areas requiring management’s estimates and assumptions include the valuation of stock-based compensation, impairment analysis of long-lived assets, accrued reclamation and remediation costs and the realizability of deferred tax assets. Actual results could differ from those estimates.

Fair value of financial instruments - Fair value accounting establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company’s financial instruments consist of restricted investments in U.S. Treasury Notes and certificates of deposit. These investments are classified within Level 1 of the fair value hierarchy as their fair value is determined using quoted prices in active markets.

Restricted investments held for reclamation bonds - Restricted investments serve as collateral for reclamation bonding. The investments are classified as available for sale and are recorded at fair value based on quoted market prices with the unrealized gains and losses reflected in accumulated other comprehensive income (loss) until realized. Realized gains and losses are determined on a specific identification method and are recognized in the consolidated statement of operations.

The Company evaluates unrealized losses, if any, in its investment securities for other-than temporary impairment using both qualitative and quantitative criteria. In the event that an investment is determined to be other-than-temporarily impaired, the Company recognizes the loss in the consolidated statement of operations.

Mineral properties - Costs of acquiring mineral properties are capitalized upon acquisition. Exploration costs and costs to maintain mineral properties are expensed as incurred while the project is in the exploration stage. Development costs and costs to maintain mineral properties are capitalized as incurred while the property is in the development stage. When a property reaches the production stage, the related capitalized costs are amortized using the units-of-production basis over the proven and probable reserves.

Mineral exploration and development costs - Exploration expenditures incurred prior to entering the development stage are expensed and included in mineral exploration and evaluation expenses.

Property and equipment - Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which range from 3 to 39 years. The cost of repairs and maintenance is charged to expense as incurred. Expenditures for property betterments and renewals are capitalized. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statement of operations.

Impairment of long-lived assets - The Company reviews and evaluates its long-lived assets for impairment at each balance sheet date due to its planned exploration stage losses and documents such impairment testing. Mineral properties in the exploration stage are monitored for impairment based on factors such as the Company’s continued right to explore the property, exploration reports, drill results, technical reports and continued plans to fund exploration programs on the property. To date, no such impairments have been identified.

The tests for long-lived assets in the exploration, development or producing stage that have a value beyond proven and probable reserves will be monitored for impairment based on factors such as current market value of the mineral property and results of exploration, future asset utilization, business climate, mineral prices and future undiscounted cash flows expected to result from the use of the related assets. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future net undiscounted cash flows expected to be generated by the asset, including evaluating its reserves beyond proven and probable amounts.

The Company's policy is to record an impairment loss in the period when it is determined that the carrying amount of the asset may not be recoverable either by impairment or by abandonment of the property. The impairment loss is calculated as the amount by which the carrying amount of the assets exceeds its fair value. While the Company incurred losses from operations, these losses have not been in excess of planned expenditures on the specific mineral properties in order to ultimately realize their value.

Reclamation and remediation costs (asset retirement obligation) - For its exploration stage properties, the Company accrues the estimated costs associated with environmental remediation obligations in the period in which the liability is incurred or becomes determinable. Until such time that a project life is established, the Company records the corresponding cost as an exploration stage expense. The costs of future expenditures for environmental remediation are not discounted to their present value unless subject to a contractually obligated fixed payment schedule. As reclamation work is performed or liabilities are otherwise settled, the recorded amount of the liability will be reduced.

Future reclamation and environmental-related expenditures are difficult to estimate in many circumstances due to the early stage nature of the exploration project, the uncertainties associated with defining the nature and extent of environmental disturbance, the application of laws and regulations by regulatory authorities and changes in reclamation or remediation technology. The Company periodically reviews accrued liabilities for such reclamation and remediation costs as evidence indicating that the liabilities have potentially changed becomes available. Changes in estimates are reflected in the consolidated statement of operations in the period an estimate is revised.

The Company is in the exploration stage and is unable to determine the estimated timing of expenditures relating to reclamation accruals. It is reasonably possible that the ultimate cost of reclamation and remediation could change in the future and that changes to these estimates could have a material effect on future operating results as new information becomes known.

Per share amounts - Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding. In computing diluted earnings per share, the weighted average number of shares outstanding is adjusted to reflect the effect of potentially dilutive securities, such as stock options and warrants. Potentially dilutive shares are excluded from the calculation when their inclusion would be anti-dilutive, such as periods when a net loss is reported or when the exercise price of the instrument exceeds the fair market value. At June 30, 2013 and 2012, 59,379,025 and 54,343,555 stock options and warrants were outstanding, respectively, but were not considered in the computation of diluted earnings per share as their inclusion would be anti- dilutive.

Stock-based compensation - Stock-based compensation awards are recognized in the financial statements based on the grant date fair value of the award which is estimated using the Binomial Lattice option pricing model. The Company believes that this model provides the best estimate of fair value due to its ability to incorporate inputs that change over time, such as volatility and interest rates, and to allow for the actual exercise behavior of option holders. The compensation cost is recognized over the requisite service period which is generally equal to the vesting period. Upon exercise, shares issued will be newly issued shares from authorized common stock.

The fair value of performance-based stock option grants is determined on their grant date through use of the Binomial Lattice option pricing model. The total value of the award is recognized over the requisite service period only if management has determined that achievement of the performance condition is probable. The requisite service period is based on management’s estimate of when the performance condition will be met. Changes in the requisite service period or the estimated probability of achievement can materially affect the amount of stock-based compensation recognized in the financial statements.

The fair value of market-based stock option grants is determined on their grant date through use of an option pricing model which uses a combination of Monte Carlo simulation and a Trinomial Lattice function. The requisite service period for market-based awards is derived from the model. Achievement of the market condition earlier than estimated can materially affect the amount of stock- based compensation recognized in the financial statements.

Income taxes - The Company follows the liability method of accounting for income taxes. This method recognizes certain temporary differences between the financial reporting basis of liabilities and assets and the related income tax basis for such liabilities and assets. This method generates either a net deferred income tax liability or asset as measured by the statutory tax rates in effect. The effect of a change in tax rates is recognized in operations in the period that includes the enactment date. The Company records a valuation allowance against any portion of those deferred income tax assets when it believes, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

For acquired properties that do not constitute a business, a deferred income tax liability is recorded on GAAP basis over income tax basis using statutory federal and state rates. The resulting estimated future income tax liability associated with the temporary difference between the acquisition consideration and the tax basis is computed in accordance with Accounting Standards Codification (“ASC”) 740-10-25-51, Acquired Temporary Differences in Certain Purchase Transactions that Are Not Accounted for as Business Combinations , and is reflected as an increase in the total purchase price which is then applied to the underlying acquired assets in the absence of there being a goodwill component associated with the acquisition transactions.

Recent accounting standards - From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) that are adopted by the Company as of the specified effective date. The Company has evaluated all the recent accounting pronouncements and unless otherwise discussed, believes they will not have a material effect on the financial statements.

In February 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” to improve the transparency of reporting these reclassifications. This update is effective for reporting periods beginning after December 15, 2012. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements GAAP. The new amendments will require an organization to present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income. Additionally, the new amendments require cross-referencing to other disclosures currently required under GAAP for other reclassification items (that are not required under GAAP) to be reclassified directly to net income in their entirety in the same reporting period. The Company adopted this ASU in the first quarter of 2013. Adoption had no impact on the Company’s financial condition, results of operation, or cash flows.

In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2   013-11”), which provides guidance on the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. The amendments in this update are effective for fiscal years (and interim periods within those years) beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company does not expect ASU 2013-11 to have a material effect on its financial condition, results of operation, or cash flows.

1.	DESCRIPTION OF BUSINESS, HISTORY AND SUMMARY OF SIGNIFICANT POLICIES

Description of business - Ireland Inc. (the “Company”) is considered an exploration stage company since its formation and the Company has not yet realized any revenues from its planned operations. The Company is primarily focused on the acquisition and exploration of mining properties. Upon identification of commercially minable reserves, the Company expects to actively prepare the site for its extraction and enter the development stage.

History - The Company was incorporated on February 20, 2001 under the laws of the State of Nevada under the name Merritt Ventures Corp. On December 19, 2005, the Company changed its name to Ireland Inc.

Basis of presentation - The financial statements present the consolidated balance sheets, statements of operations and comprehensive loss, stockholders’ equity, and cash flows of the Company. These consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“GAAP”) and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments and disclosures necessary for the fair presentation of these statements have been included. All such adjustments are, in the opinion of management, of a normal recurring nature.

Going concern - The accompanying financial statements have been prepared assuming the Company will continue as a going concern.

Since its formation, the Company has incurred comprehensive cumulative net losses of $22,638,122 as of December 31, 2012. This amount is comprised of net loss from operations of $22,658,478 and other comprehensive income of $20,356. The Company has not commenced its commercial mining and mineral processing operations; rather, it is still in the exploration stage, raising substantial doubt about the Company’s ability to continue as a going concern. The Company will seek additional sources of capital through the issuance of debt or equity financing, but there can be no assurance the Company will be successful in accomplishing its objectives.

The ability of the Company to continue as a going concern is dependent on additional sources of capital and the success of the Company’s plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Principles of consolidation - The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Columbus Minerals Inc. (“CMI”) (including its wholly- owned single-member LLC subsidiary Columbus Salt Marsh LLC (“CSM”)) and Rand Metals LLC (“Rand”). Intercompany accounts and transactions have been eliminated.

Reclassification – Certain amounts in the 2011 footnotes have been reclassified to conform to the classification in the 2012 footnotes. In Note 7, Income Taxes, amounts have been reclassified from the deferred tax asset arising from net operating losses to the deferred tax asset arising from exploration costs.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. By their nature, these estimates are subject to measurement uncertainty and the effect on the financial statements of changes in such estimates in future periods could be significant. Significant areas requiring management’s estimates and assumptions include the valuation of stock-based compensation, impairment analysis of long-lived assets, accrued reclamation and remediation costs and the realizability of deferred tax assets. Actual results could differ from those estimates.

Fair value of financial instruments - Fair value accounting establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company’s financial instruments consist of restricted investments in U.S. Treasury Notes and certificates of deposit. These investments are classified within Level 1 of the fair value hierarchy as their fair value is determined using quoted prices in active markets.

Restricted investments held for reclamation bonds - Restricted investments serve as collateral for reclamation bonding. The investments are classified as available for sale and are recorded at fair value based on quoted market prices with the unrealized gains and losses reflected in accumulated other comprehensive income (loss) until realized. Realized gains and losses are determined on a specific identification method and are recognized in the consolidated statement of operations.

The Company evaluates unrealized losses, if any, in its investment securities for other-than temporary impairment using both qualitative and quantitative criteria. In the event that an investment is determined to be other-than-temporarily impaired, the Company recognizes the loss in the consolidated statement of operations.

Mineral properties - Costs of acquiring mineral properties are capitalized upon acquisition. Exploration costs and costs to maintain mineral properties are expensed as incurred while the project is in the exploration stage. Development costs and costs to maintain mineral properties are capitalized as incurred while the property is in the development stage. When a property reaches the production stage, the related capitalized costs are amortized using the units-of-production basis over the proven and probable reserves.

Mineral exploration and development costs - Exploration expenditures incurred prior to entering the development stage are expensed and included in “Mineral exploration and evaluation expenses”.

Property and equipment - Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which range from 3 to 39 years. The cost of repairs and maintenance is charged to expense as incurred. Expenditures for property betterments and renewals are capitalized. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statement of operations.

Impairment of long-lived assets - The Company reviews and evaluates its long-lived assets for impairment at each balance sheet date due to its planned exploration stage losses and documents such impairment testing. Mineral properties in the exploration stage are monitored for impairment based on factors such as the Company’s continued right to explore the property, exploration reports, drill results, technical reports and continued plans to fund exploration programs on the property. To date, no such impairments have been identified.

The Company's policy is to record an impairment loss in the period when it is determined that the carrying amount of the asset may not be recoverable either by impairment or by abandonment of the property. The impairment loss is calculated as the amount by which the carrying amount of the assets exceeds its fair value. While the Company incurred losses from operations, these losses have not been in excess of planned expenditures on the specific mineral properties in order to ultimately realize their value.

Reclamation and remediation costs (asset retirement obligation) - For its exploration stage properties, the Company accrues the estimated costs associated with environmental remediation obligations in the period in which the liability is incurred or becomes determinable. Until such time that a project life is established, the Company records the corresponding cost as an exploration stage expense. The costs of future expenditures for environmental remediation are not discounted to their present value unless subject to a contractually obligated fixed payment schedule. As reclamation work is performed or liabilities are otherwise settled, the recorded amount of the liability will be reduced.

Future reclamation and environmental-related expenditures are difficult to estimate in many circumstances due to the early stage nature of the exploration project, the uncertainties associated with defining the nature and extent of environmental disturbance, the application of laws and regulations by regulatory authorities and changes in reclamation or remediation technology. The Company periodically reviews accrued liabilities for such reclamation and remediation costs as evidence indicating that the liabilities have potentially changed becomes available. Changes in estimates are reflected in the consolidated statement of operations in the period an estimate is revised.

The Company is in the exploration stage and is unable to determine the estimated timing of expenditures relating to reclamation accruals. It is reasonably possible that the ultimate cost of reclamation and remediation could change in the future and that changes to these estimates could have a material effect on future operating results as new information becomes known.

Per share amounts - Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding. In computing diluted earnings per share, the weighted average number of shares outstanding is adjusted to reflect the effect of potentially dilutive securities, such as stock options and warrants. Potentially dilutive shares are excluded from the calculation when their inclusion would be anti-dilutive, such as periods when a net loss is reported or when the exercise price of the instrument exceeds the fair market value. At December 31, 2012 and 2011, 63,053,055 and 42,218,154 stock options and warrants were outstanding, respectively, but were not considered in the computation of diluted earnings per share as their inclusion would be anti- dilutive.

Stock-based compensation - Stock-based compensation awards are recognized in the financial statements based on the grant date fair value of the award which is estimated using the Binomial Lattice option pricing model. The Company believes that this model provides the best estimate of fair value due to its ability to incorporate inputs that change over time, such as volatility and interest rates, and to allow for the actual exercise behavior of option holders. The compensation cost is recognized over the requisite service period which is generally equal to the vesting period. Upon exercise, shares issued will be newly issued shares from authorized common stock.

The fair value of performance-based stock option grants is determined on their grant date through use of the Binomial Lattice option pricing model. The total value of the award is recognized over the requisite service period only if management has determined that achievement of the performance condition is probable. The requisite service period is based on management’s estimate of when the performance condition will be met. Changes in the requisite service period or the estimated probability of achievement can materially affect the amount of stock-based compensation recognized in the financial statements.

The fair value of market-based stock option grants is determined on their grant date through use of an option pricing model which uses a combination of Monte Carlo simulation and a Trinomial Lattice function. The requisite service period for market-based awards is derived from the model. Achievement of the market condition earlier than estimated can materially affect the amount of stock- based compensation recognized in the financial statements.

Income taxes - The Company follows the liability method of accounting for income taxes. This method recognizes certain temporary differences between the financial reporting basis of liabilities and assets and the related income tax basis for such liabilities and assets. This method generates either a net deferred income tax liability or asset as measured by the statutory tax rates in effect. The effect of a change in tax rates is recognized in operations in the period that includes the enactment date. The Company records a valuation allowance against any portion of those deferred income tax assets when it believes, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

For acquired properties that do not constitute a business, a deferred income tax liability is recorded on GAAP basis over income tax basis using statutory federal and state rates. The resulting estimated future income tax liability associated with the temporary difference between the acquisition consideration and the tax basis is computed in accordance with Accounting Standards Codification (“ASC”) 740-10-25-51, Acquired Temporary Differences in Certain Purchase Transactions that Are Not Accounted for as Business Combinations , and is reflected as an increase in the total purchase price which is then applied to the underlying acquired assets in the absence of there being a goodwill component associated with the acquisition transactions.

Recent accounting standards - From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) that are adopted by the Company as of the specified effective date. The Company has evaluated all the recent accounting pronouncements and unless otherwise discussed, believes they will not have a material effect on the financial statements.

In May 2011, the FASB issued additional guidance regarding fair value measurement and disclosure requirements. The most significant change relates to Level 3 fair value measurements and requires disclosure of quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion about the sensitivity of the measurements. The guidance is effective for interim and annual periods beginning on or after December 15, 2011. The Company adopted the additional fair value measurement and disclosure requirements during the first quarter of 2012. Adoption did not have a material impact on its financial position or results of operations.

In June 2011, the FASB issued amended standards to increase the prominence of items reported in other comprehensive income. These amendments eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and require that all changes in stockholders’ equity, except investments by, and distributions to, owners, be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, these amendments require presentation, on the face of the financial statements, of reclassification adjustments for items that are reclassified from other comprehensive income to net income. These new standards are effective beginning in the first quarter of 2012 and are to be applied retrospectively. The Company adopted this amended standard during the first quarter of 2012. Adoption did not have a material impact on its financial position or results of operations.

In February 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” to improve the transparency of reporting these reclassifications. This update is effective for reporting periods beginning after December 15, 2012. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements GAAP. The new amendments will require an organization to present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income. Additionally, the new amendments require cross-referencing to other disclosures currently required under GAAP for other reclassification items (that are not required under GAAP) to be reclassified directly to net income in their entirety in the same reporting period. The Company does not expect the adoption of this guidance to have a material effect on its financial condition, results of operation, or cash flows.

PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
PROPERTY AND EQUIPMENT [Text Block]
2.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	June 30, 2013			December 31, 2012
		Accumulated	Net book		Accumulated	Net book
	Cost	depreciation	value	Cost	depreciation	value

Furniture and fixtures	$20,854	$(11,824)	$9,030	$20,854	$(10,334)	$10,520
Computers and equipment	28,075	(11,598)	16,477	15,171	(10,129)	5,042
Land	30,000	-	30,000	30,000	-	30,000
Site improvements	2,925,731	(1,732,742)	1,192,989	2,925,731	(1,459,137)	1,466,594
Site equipment	1,826,617	(816,864)	1,009,753	1,736,202	(653,759)	1,082,443
Vehicles	23,595	(23,595)	-	23,595	(21,236)	2,359
Building	500,000	(158,333)	341,667	500,000	(133,333)	366,667

	$5,354,872	$(2,754,956)	$2,599,916	$5,251,553	$(2,287,928)	$2,963,625

Depreciation expense was $234,375 and $227,787 for quarters ended June 30, 2013 and 2012, respectively and $467,028 and $437,372 for the six month periods ended June 30, 2013 and 2012 respectively.

2.	PROPERTY AND EQUIPMENT

Property and equipment consisted of the following:

	December 30, 2012			December 31, 2011
		Accumulated	Net book		Accumulated	Net book
	Cost	depreciation	value	Cost	depreciation	value

Furniture and fixtures	$20,854	$(10,334)	$10,520	$20,854	$(7,355)	$13,499
Computers and equipment	15,171	(10,129)	5,042	45,370	(33,800)	11,570
Land	30,000	-	30,000	30,000	-	30,000
Site improvements	2,925,731	(1,459,137)	1,466,594	2,925,731	(911,898)	2,013,833
Site equipment	1,736,202	(653,759)	1,082,443	1,274,609	(388,769)	885,840
Vehicles	23,595	(21,236)	2,359	23,595	(16,517)	7,078
Building	500,000	(133,333)	366,667	500,000	(83,333)	416,667

	$5,251,553	$(2,287,928)	$2,963,625	$4,820,159	$(1,441,672)	$3,378,487

Depreciation expense was $900,540 and $821,891 for years ended December 31, 2012 and 2011, respectively.

MINERAL PROPERTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
MINERAL PROPERTIES [Text Block]
3.	MINERAL PROPERTIES

Columbus Project - On February 20, 2008, the Company, through its wholly-owned subsidiary CMI, acquired a 100% interest in the Columbus Project, including an option for additional mining claims, by way of merger with the owner of the Columbus Project, Columbus Brine Inc. (“CBI”). Prior to the merger, the Company held a 15% interest in the Columbus Project by satisfying its option agreement requirements. The Company believes that the acquisition of the Columbus Project was beneficial because it provides for 100% ownership of the properties and fosters greater opportunity to finance and further develop the project. This merger was treated as a statutory merger for tax purposes whereby CMI was the surviving merger entity.

Under the terms of the Merger Agreement, the Company issued an aggregate of 10,440,087 shares of its common stock and 5,220,059 share purchase warrants to the former shareholders of CBI. All of the purchase warrants expired on February 20, 2013.

The Company determined that the acquisition of the Columbus Project did not constitute an acquisition of a business and therefore the Company recorded the acquisition as a purchase of assets.

The purchase price was allocated to the assets acquired and liabilities assumed based on their respective fair values at the date of acquisition. The purchase price allocated to the real properties was based on fair market values determined using an independent real estate appraisal firm (Arden Salvage Company), and the fair value of the remaining assets acquired and liabilities assumed were based on management’s best estimates taking into account all available information at the time. The fair value of warrants was calculated using the Binomial Lattice pricing model.

Pursuant to the original option assignment agreement, as amended August 8, 2007, the Company granted and continues to have a 5% net smelter return royalty to NMC, one of the principal stockholders of the Company.

The following table reflects the recorded purchase consideration for the Columbus Project:

Purchase price:
Common stock issued	$20,000,000
Fair value of warrants issued	1,359,351
Acquisition costs	600,000

Total purchase price	21,959,351

Net deferred income tax liability assumed	10,261,194

Total	$32,220,545

The following table reflects the components of the Columbus Project:

Allocation of acquisition cost:
Mineral properties (including deferred tax liability assumed of $10,261,194)	$31,948,053
Property, plant and equipment	202,430
Deposits	44,720
Cash	6,570
Prepaid expenses	24,925
Accounts payable	(6,153)

Total	$32,220,545

Red Mountain Project – On July 20, 2011, the Company entered into an Amended and Restated Option Agreement (the “Amendment”) on the Red Mountain Project. The Amendment acknowledged that the Company had earned an undivided 30.6% interest in the original Red Mountain Claims and amended the terms of the original Letter Agreement as follows:

a)

To maintain the buyout option, the Company is required to pay $8,000 per month effective July 1, 2011 until December 31, 2016 and spend an aggregate of $600,000 in additional qualifying expenditures by December 31, 2016. For each $2,000 in qualifying expenditures, the Company will earn a 0.1% interest in in the Red Mountain Claims, up to a maximum of an additional 29.4% interest.

b)

The Company may at any time during the life of the Red Mountain Project earn a 100% interest by paying $200,000 and by issuing shares with an aggregate value of $3,800,000. The share price will be equal to the volume weighted average trading price during the 20 trading days immediately prior to the date of the notice of exercise.

Pursuant to the option assignment agreement the Company granted a 5% net smelter return royalty to NMC.

DDB Claims - The Company, through its subsidiary CMI, had a lease agreement for mining claims with DDB Syndicate. Douglas D.G. Birnie, the Company’s CEO, is the indirect owner of a 1/8 interest in the DDB Syndicate, as is Lawrence E. Chizmar, a former member of our Board of Directors and a former director of CBI. The remaining members of the DDB Syndicate are made up of former officers and directors, and relatives of former officers and directors, of CBI, and affiliates of NMC. The DDB Claims were located in 2007, prior to Mr. Birnie’s, NMC’s, or Mr. Chizmar’s involvement with our Company.

The mining lease agreement provided the Company with an option to purchase the DDB Claims by paying a purchase price of $400,000, less any rental payments made prior to exercising the option, or paying the DDB Syndicate $10, plus the grant of a 2% royalty of net smelter returns on the DDB Claims. During the lease period, the Company paid $220,000 in lease payments. On November 20, 2012, the Company exercised their option to purchase the DDB Claims by paying the adjusted purchase price of $180,000 plus fees of $80. The total purchase price of $180,080 was included in mineral properties.

Reclamation bonds - The Company maintains required reclamation bonding with the Bureau of Land Management (“BLM”). Reclamation bonding consists of cash bonding held with the BLM and restricted investments held by the Company. Restricted investments consist of U.S. Treasury Notes and certificates of deposit. At June 30, 2013 and December 31, 2012, obligations under cash bonding amounted to $39,719 and $40,000, respectively. At June 30, 2013 and December 31, 2012, restricted investments amounted to $1,179,941 and $1,186,681 respectively, and exceeded bonding requirements by $29,941 and $36,681, respectively. The Company anticipates using the excess amount for future collateral requirements.

The following is a summary of restricted investments held for reclamation bonds:

				Aggregate
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value

June 30, 2013
US Treasury Notes	$879,553	$24,041	$-	$903,594
Certificates of deposit	276,347	-	-	276,347

Total available-for-sale securities	$1,155,900	$24,041	$-	$1,179,941

December 31, 2012
US Treasury Notes	$879,553	$31,317	$-	$910,870
Certificates of deposit	275,811	-	-	275,811

Total available-for-sale securities	$1,155,364	$31,317	$-	$1,186,681

Unrealized gains and losses on available-for-sale securities are included as a component of other comprehensive (loss) income. Unrealized (losses) gains were $(5,079) and $2,433 for the quarters ended June 30, 2013 and 2012, respectively and $(7,276) and $(4,705) for the six month periods ended June 30, 2013 and 2012, respectively.

The US Treasury Notes mature in July 2015. The Company has two certificates of deposit maturing in April 2016 and June 2014, respectively. Each certificate is set up for automatic renewal for one year periods until the Company or the financial institution elect not to renew.

Reclamation and remediation activities – Accrued reclamation and remediation costs relate to the Columbus Project and amounted to $672,338 as of June 30, 2013 and December 31, 2012, respectively.

3.	MINERAL PROPERTIES

Columbus Project - On February 20, 2008, the Company, through its wholly-owned subsidiary CMI, acquired a 100% interest in the Columbus Project, including an option for additional mining claims, by way of merger with the owner of the Columbus Project, Columbus Brine Inc. (“CBI”). Prior to the merger, the Company held a 15% interest in the Columbus Project by satisfying its option agreement requirements. The Company believes that the acquisition of the Columbus Project was beneficial because it provides for 100% ownership of the properties and fosters greater opportunity to finance and further develop the project. This merger was treated as a statutory merger for tax purposes whereby CMI was the surviving merger entity.

Under the terms of the Merger Agreement, the Company issued an aggregate of 10,440,087 shares of its common stock and 5,220,059 share purchase warrants to the former shareholders of CBI. Each share purchase warrant entitled the holder to purchase one additional share of common stock at a price of $2.39 per share. The share purchase warrants expired on February 20, 2013. The Company had the right to accelerate the expiration date of the warrants if the average closing price of the Company’s common stock over any 20 consecutive trading days was equal to or greater than 150% of the exercise price.

The Company determined that the acquisition of the Columbus Project did not constitute an acquisition of a business and therefore the Company recorded the acquisition as a purchase of assets.

The purchase price was allocated to the assets acquired and liabilities assumed based on their respective fair values at the date of acquisition. The purchase price allocated to the real properties was based on fair market values determined using an independent real estate appraisal firm (Arden Salvage Company), and the fair value of the remaining assets acquired and liabilities assumed were based on management’s best estimates taking into account all available information at the time. The fair value of warrants was calculated using the Binomial Lattice pricing model.

Pursuant to the original option assignment agreement, as amended August 8, 2007, the Company granted and continues to have a 5% net smelter return royalty to NMC, one of the principal stockholders of the Company.

The following table reflects the recorded purchase consideration for the Columbus Project:

Purchase price:
Common stock issued	$20,000,000
Fair value of warrants issued	1,359,351
Acquisition costs	600,000

Total purchase price	21,959,351

Net deferred income tax liability assumed	10,261,194

Total	$32,220,545

The following table reflects the components of the Columbus Project:

Allocation of acquisition cost:
Mineral properties (including deferred tax liability assumed of $10,261,194)	$31,948,053
Property, plant and equipment	202,430
Deposits	44,720
Cash	6,570
Prepaid expenses	24,925
Accounts payable	(6,153)

Total	$32,220,545

Red Mountain Project – On July 20, 2011, the Company entered into an Amended and Restated Option Agreement (the “Amendment”) on the Red Mountain Project. The Amendment acknowledged that the Company had earned an undivided 30.6% interest in the original Red Mountain Claims and amended the terms of the original Letter Agreement as follows:

a)

To maintain the buyout option, the Company is required to pay $8,000 per month effective July 1, 2011 until December 31, 2016 and spend an aggregate of $600,000 in additional qualifying expenditures by December 31, 2016. For each $2,000 in qualifying expenditures, the Company will earn a 0.1% interest in in the Red Mountain Claims, up to a maximum of an additional 29.4% interest.

b)

The Company may at any time during the life of the Red Mountain Project earn a 100% interest by paying $200,000 and by issuing shares with an aggregate value of $3,800,000. The share price will be equal to the volume weighted average trading price during the 20 trading days immediately prior to the date of the notice of exercise.

Pursuant to the option assignment agreement the Company granted a 5% net smelter return royalty to NMC.

DDB Claims – The Company, through its subsidiary CMI, had a lease agreement for mining claims with DDB Syndicate. Douglas D.G. Birnie, the Company’s CEO, is the indirect owner of a 1/8 interest in the DDB Syndicate, as is Lawrence E. Chizmar, a former member of our Board of Directors and a former director of CBI. The remaining members of the DDB Syndicate are made up of former officers and directors, and relatives of former officers and directors, of CBI, and affiliates of NMC. The DDB Claims were located in 2007, prior to Mr. Birnie’s, NMC’s, or Mr. Chizmar’s involvement with our Company.

The mining lease agreement provided the Company with an option to purchase the DDB Claims by paying a purchase price of $400,000, less any rental payments made prior to exercising the option, or paying the DDB Syndicate $10, plus the grant of a 2% royalty of net smelter returns on the DDB Claims. During the lease period, the Company paid $220,000 in lease payments. On November 20, 2012, the Company exercised their option to purchase the DDB Claims by paying the adjusted purchase price of $180,000 plus transfer fees of $80. The total purchase price of $180,080 was included in mineral properties at December 31, 2012.

Reclamation bonds - The Company maintains required reclamation bonding with the Bureau of Land Management (“BLM”). Reclamation bonding consists of cash bonding held with the BLM and restricted investments held by the Company. Restricted investments consist of U.S. Treasury Notes and certificates of deposit. At December 31, 2012 and 2011, cash bonding amounted to $40,000, respectively. At December 31, 2012 and 2011, restricted investments amounted to $1,186,681 and $1,193,567, respectively, and exceeded bonding requirements by $36,681 and $43,567, respectively. The Company anticipates using the excess amount for future collateral requirements.

The following is a summary of restricted investments held for reclamation bonds:

				Aggregate
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value

December 31, 2012
US Treasury Notes	$879,553	$31,317	$-	$910,870
Certificates of deposit	275,811	-	-	275,811

Total available-for-sale securities	$1,155,364	$31,317	$-	$1,186,681

December 31, 2011
US Treasury Notes	$879,553	$38,729	$-	$918,282
Certificates of deposit	275,285	-	-	275,285

Total available-for-sale securities	$1,154,838	$38,729	$-	$1,193,567

Unrealized gains and losses on available-for-sale securities are included as a component of other comprehensive (loss) income net of deferred taxes. Unrealized (loss) gain was $(7,413) and $39,674 for the years ended December 31, 2012 and 2011, respectively.

The US Treasury Notes mature in July 2015. The Company has two certificates of deposit maturing in April 2016 and June 2013, respectively. Each certificate is set up for automatic renewal for one year periods until the Company or the financial institution elect not to renew.

Reclamation and remediation activities – Accrued reclamation and remediation costs relate to the Columbus Project and amounted to $672,338 and $572,338 as of December 31, 2012 and 2011, respectively.

STOCKHOLDERS EQUITY	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
STOCKHOLDERS EQUITY [Text Block]
4.	STOCKHOLDERS’ EQUITY

During the six month period ended June 30, 2013, stockholders’ equity activity consisted of the following:

1.

On May 30, 2013, the Company’s Board of Directors unilaterally determined, without any negotiations with the warrant holders, to amend the private placement warrants in connection with the 2007, 2009 and 2010 private placement offerings, and certain additional warrants issued to consultants in 2009 and 2010 (collectively, the “Expiring Warrants”). The expiration date of the warrants was extended from June 30, 2013 to November 30, 2013. In all other respects, the terms and conditions of the Expiring Warrants remain the same. The Company calculated the fair value of the warrants at $83,925 using the Binomial Lattice model with the following assumptions:

Risk-free interest rate	0.07%
Expected volatility	70.33%

The expected life of the warrants, which is an output of the model, was 0.40 years.

During the six month period ended June 30, 2012, stockholders’ equity activity consisted of the following:

1.

On March 15, 2012, the Company issued an aggregate of 4,030,000 units at a price of $0.50 per unit in private placement offerings for aggregate proceeds of $2,015,000. All units were issued to US persons pursuant to the provisions of Rule 506 of Regulation D of the Securities Act. Each unit is comprised of one share of common stock and one share purchase warrant with each warrant entitling the holder to purchase an additional share of common stock at an exercise price of $0.80 per share for a period expiring March 31, 2015. After September 30, 2012, the Company may accelerate the expiration date of the warrants if the volume weighted average price for our common stock exceeds $2.40 per share for 20 consecutive trading days.

The Company paid a finder’s fee of $8,000 in cash and 16,000 share purchase warrants related to the private placement. The finder is a registered broker dealer pursuant to Section 15 of the Securities Exchange Act of 1934, as amended.

2.

On February 23, 2012, the Company issued an aggregate of 5,530,000 units at a price of $0.50 per unit in separate concurrent private placement offerings for aggregate proceeds of $2,765,000, as described below. Each unit is comprised of one share of common stock and one share purchase warrant, with each warrant entitling the holder to purchase an additional share of common stock at an exercise price of $0.80 per share for a period expiring March 31, 2015. After September 30, 2012, the Company may accelerate the expiration date of the warrants if the volume weighted average price for our common stock exceeds $2.40 per share for 20 consecutive trading days.

US Private Placement - The Company issued 5,230,000 Units to U.S. persons for gross proceeds of $2,615,000 pursuant to the provisions of Rule 506 of Regulation D of the United States Securities Act of 1933, as amended (the “Securities Act”). Each U.S. subscriber represented that they were an accredited investor as defined under Regulation D of the Securities Act.

Offshore Private Placement - The Company issued 300,000 Units to non-U.S. persons for gross proceeds of $150,000 pursuant to the provisions of Regulation S of the Securities Act. Each of the subscribers represented that they were not “US persons” as defined in Regulation S of the Securities Act and that they were not acquiring the shares for the account or benefit of a US person.

The Company paid a finder’s fee of $6,000 in cash and 12,000 share purchase warrants related to the Offshore Private Placement. In addition, the Company will pay the finder an additional cash fee of 4% of the exercise price of any warrants exercised by subscribers introduced by the finder. The finder is a registered broker dealer pursuant to Section 15 of the Securities Exchange Act of 1934, as amended. There were no finder’s fees paid in respect of the U.S. Private Placement.

Filing and legal fees related to these issuances were $28,266. Total fees, including finder’s fees, filing and legal fees amounted to $42,266.

Private Placement Warrants - A summary of investor warrant activity for the quarter ended June 30, 2013 was as follows:

			Weighted
			Average
			Remaining
			Contractual
	Number of	Exercise	Life
	Shares	Price	(Years)

Outstanding and exercisable, December 31, 2012	49,065,768	$0.75 - 2.39	1.47
Granted	-	-	-
Forfeited/expired	(5,498,940)	0.75 - 2.39	-

Outstanding and exercisable, June 30, 2013	43,566,828	$0.75 – 0.95	1.36

The table above does not include warrants issued to employees, non-employee directors and consultants as they are included under “Stock-Based Compensation” in Note 5.

4.	STOCKHOLDERS’ EQUITY

Issuance of common stock - During the year December 31, 2012, the Company issued common stock as follows:

a)

On November 30, 2012, the Company issued an aggregate of 8,896,901 units at a price of $0.65 per unit in private placement offerings for aggregate proceeds of $5,782,986. Each unit is comprised of one share of common stock and one share purchase warrant with each warrant entitling the holder to purchase an additional share of common stock at an exercise price of $0.95 per share for a period expiring November 30, 2016. Fees related to this private placement amounted to $395,245. In connection with the offering, the Company also entered into a registration rights agreement (“RRA”).

Pursuant to the RRA, the Company agreed to certain demand registration rights. These rights include the requirement that the Company file certain registration statements within a specified time period and to have these registration statements declared effective within a specified time period. If the registration statement is not effective six months after the closing date, the warrants may be exercised by means of a cashless exercise. If the Company is not able to comply with these registration requirements, the Company will be required to pay cash penalties equal to 1.0% of the subscription proceeds on the date of such failure, and each month thereafter, up to a maximum of 6% of the subscription proceeds. The maximum penalty amounts to $346,979. As of December 31, 2012, the Company did not believe the penalty to be probable and accordingly, no liability was accrued. Subsequent to year end, the Company was one day late in filing the registration statement and incurred a penalty including interest of $1,900.

b)

On September 24, 2012, the Company issued 100,000 shares of common stock from the exercise of stock options for gross proceeds of $5,000. The options had an exercise price of $0.05 and an expiration date of March 30, 2017.

c)

On July 11, 2012, the Company issued 50,000 shares of common stock from the exercise of stock warrants for gross proceeds of $37,500. The warrants had an exercise price of $0.75 per share and an expiration date of June 30, 2013.

d)

On March 15, 2012, the Company issued an aggregate of 4,030,000 units at a price of $0.50 per unit in private placement offerings for aggregate proceeds of $2,015,000. All units were issued to US persons pursuant to the provisions of Rule 506 of Regulation D of the Securities Act. Each unit is comprised of one share of common stock and one share purchase warrant with each warrant entitling the holder to purchase an additional share of common stock at an exercise price of $0.80 per share for a period expiring March 31, 2015. After September 30, 2012, the Company may accelerate the expiration date of the warrants if the volume weighted average price for our common stock exceeds $2.40 per share for 20 consecutive trading days.

The Company paid a finder’s fee of $8,000 in cash and 16,000 share purchase warrants related to the private placement. The finder is a registered broker dealer pursuant to Section 15 of the Securities Exchange Act of 1934, as amended.

e)

On February 23, 2012, the Company issued an aggregate of 5,530,000 units at a price of $0.50 per unit in separate concurrent private placement offerings for aggregate proceeds of $2,765,000, as described below. Each unit is comprised of one share of common stock and one share purchase warrant, with each warrant entitling the holder to purchase an additional share of common stock at an exercise price of $0.80 per share for a period expiring March 31, 2015. After September 30, 2012, the Company may accelerate the expiration date of the warrants if the volume weighted average price for our common stock exceeds $2.40 per share for 20 consecutive trading days.

US Private Placement - The Company issued 5,230,000 Units to U.S. persons for gross proceeds of $2,615,000 pursuant to the provisions of Rule 506 of Regulation D of the United States Securities Act of 1933, as amended (the “Securities Act”). Each U.S. subscriber represented that they were an accredited investor as defined under Regulation D of the Securities Act.

Offshore Private Placement - The Company issued 300,000 Units to non-U.S. persons for gross proceeds of $150,000 pursuant to the provisions of Regulation S of the Securities Act. Each of the subscribers represented that they were not “US persons” as defined in Regulation S of the Securities Act and that they were not acquiring the shares for the account or benefit of a US person.

The Company paid a finder’s fee of $6,000 in cash and 12,000 share purchase warrants related to the Offshore Private Placement. In addition, the Company will pay the finder an additional cash fee of 4% of the exercise price of any warrants exercised by subscribers introduced by the finder. The finder is a registered broker dealer pursuant to Section 15 of the Securities Exchange Act of 1934, as amended. There were no finder’s fees paid in respect of the U.S. Private Placement.

In addition to the finder’s fees totaling $14,000 for the February 23, 2012 and March 15, 2012 private placements, the Company also incurred filing and legal fees related to these issuances of $28,267. Total fees related to these issuances amounted to $42,267.

Issuance of common stock - For the year ended December 31, 2011, the Company issued common stock as follows:

On June 8, 2011, the Company completed a private placement offering of up to 5,500,000 units at a price of $0.55 per unit. Under the private placement, the Company issued a total of 5,018,199 units for gross proceeds of $2,760,009. Fees related to this private placement were $2,455.

Each unit consisted of one share of the Company’s common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.80 per share expiring June 30, 2014. After November 30, 2011, the Company may accelerate the expiration date for the warrants if the volume weighted average price for its common stock on its principal trading market exceeds $2.80 per share for 20 consecutive trading days, and the average trading volume on that market during that 20 day period is not less than 0.2% of the Company's free float. The Company also agreed to make certain adjustments to the common stock and warrants if during the remainder of 2011, it approved another offering of its securities.

The Company determined that the warrants were not afforded equity classification because the warrants are not freestanding and are not considered to be indexed to the Company’s own stock due to the anti-dilution provisions. Accordingly, if material, the warrants would be treated as a derivative liability. The Company determined that the fair value of the derivative warrant liability was not material and therefore the fair value of the warrants was not reclassified from equity. The Company did not approve another offering of its securities during 2011 and the anti-dilution provision expired on December 31, 2011.

For the year ended December 31, 2010, the Company issued common stock as follows:

a)

On October 27, 2010, the Company issued 500,000 shares of common stock from the exercise of stock options. The options were issued for directors compensation, had an exercise price of $0.05 per share and an expiration date of March 30, 2012.

b)

On January 14, 2010, the Company completed a private placement offering for gross proceeds of $90,000 to non-US persons in reliance of Regulation S promulgated under the Securities Act of 1933. A total of 200,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the private placement offering in the amount of $6,300 in cash and issued warrants to purchase up to 6,000 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $99.

c)

On January 14, 2010, the Company completed a private placement offering for gross proceeds of $4,875,750 to US accredited investors pursuant to Rule 506 of Regulation D promulgated under the Securities Act of 1933. A total of 10,835,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrant. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. Financing costs related to this offering were $5,344.

For the year ended December 31, 2009, the Company issued common stock as follows:

a)

On November 14, 2009, the Company completed a private placement offering for gross proceeds of $315,000 to non-US persons in reliance of Regulation S promulgated under the Securities Act of 1933. A total of 700,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the Offering private placement in the amount of $22,050 in cash and issued warrants to purchase up to 21,000 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $627.

b)

On November 14, 2009, the Company completed a private placement offering for gross proceeds of $1,500,500 to US accredited investors pursuant to Rule 506 of Regulation D promulgated under the Securities Act of 1933. A total of 3,334,444 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the Offering private placement in the amount of $17,150 in cash and issued warrants to purchase up to 16,333 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $2,995. As of December 31, 2009, $63,000 of proceeds from this private placement offering was recorded as subscriptions receivable. This subscription is due from Mark Brennan, one of the Company’s independent directors. Subsequent to year end, the subscription was paid in full.

c)

On October 9, 2009, the Company completed a private placement offering for gross proceeds of $2,661,750 to non-US persons in reliance of Regulation S promulgated under the Securities Act of 1933. A total of 5,915,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the Offering private placement in the amount of $174,983 in cash and issued warrants to purchase up to 166,650 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $5,313.

d)

On October 9, 2009, the Company completed a private placement offering for gross proceeds of $328,500 to US accredited investors pursuant to Rule 506 of Regulation D promulgated under the Securities Act of 1933. A total of 730,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the Offering private placement in the amount of $16,695 in cash and issued warrants to purchase up to 15,900 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $656.

e)

On September 2, 2009, the Company completed a private placement offering for gross proceeds of $695,750 to non-US persons in reliance of Regulation S promulgated under the Securities Act of 1933. A total of 1,546,111 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the Offering private placement in the amount of $35,000 in cash and issued warrants to purchase up to 33,333 shares of common stock. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. Financing costs related to this offering were $4,107.

f)

On September 2, 2009, the Company completed a private placement offering for gross proceeds of $180,000 to US accredited investors pursuant to Rule 506 of Regulation D promulgated under the Securities Act of 1933. A total of 400,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. There was no commission paid to agents in connection with this offering. Financing costs related to this offering were $1,062.

g)

On August 14, 2009, the Company completed a private placement offering for gross proceeds of $180,000 to non-US persons in reliance of Regulation S promulgated under the Securities Act of 1933. A total of 400,000 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The warrants have an expiration date of June 30, 2013 and an exercise price of $0.75 per share. There was no commission paid or payable to agents in connection with this offering. Financing costs related to this offering were $1,063.

h)

On August 14, 2009, the Company completed a private placement offering for gross proceeds of $388,710 to US accredited investors pursuant to Rule 506 of Regulation D promulgated under the Securities Act of 1933. A total of 863,800 units were issued at a price of $0.45. Each unit sold consisted of one share of the Company’s common stock and one-half of one share purchase warrants. Each whole share purchase warrant entitles the holder to purchase one additional share of the Company’s common stock at a price of $0.75 per share for a period expiring June 30, 2013. The Company incurred commissions payable to agents in connection with the Offering private placement in the amount of $20,648 in cash and issued warrants to purchase up to 19,665 shares of common stock. Financing costs related to this offering were $2,292.

For the year ended December 31, 2008, the Company issued common stock as follows:

a)	On January 28, 2008, the Company issued 20,000 shares of common stock from the exercise of stock options. The options had an exercise price of $0.05 per share and an expiration date of March 28, 2009.

b)

On February 20, 2008, the Company issued an aggregate of 10,440,087 shares of its common stock, and 5,220,059 share purchase warrants to the former shareholders of CBI in connection with the acquisition. Each share purchase warrant issued by the Company entitles the holder to purchase one additional share of the Company’s common stock at a price of $2.39 per share of 5 years.

Warrants associated with the 2010, 2009 and 2008 equity issuances do not constitute a registration payment arrangement.

During the year ended December 31, 2007, the Company issued common stock as follows:

a)

The Company completed four tranches of a US and foreign private placement offering. A total of 8,188,000 units at a price of $0.65 per unit were issued under the foreign private placement offering to non-US persons as contemplated under Regulation S of the Securities Act of 1933. The Company paid commissions totaling $106,925 and the agent also received warrants to purchase 70,500 shares of its common stock. Also, the Company issued 11,812,000 units at a price of $0.65 per unit under the US private placement offering to US accredited investors as defined in Rule 506 of Regulation D of the Securities Act. The Company paid commissions totaling $136,727 and the agent also received warrants to purchase 90,150 shares of its common stock.

b)

On April 25, 2007, the Company affected a forward stock split on the basis of four new common shares for the cancellation of one old common share. Authorized capital was increased from 100,000,000 common shares, par value $0.001 each, to 400,000,000 common shares, par value $0.001 each. All authorized and issued shares have been retroactively adjusted.

c)

Pursuant to the Columbus and Red Mountain Projects option assignment agreement entered into on March 30, 2007, the Company issued 30,000,000 common shares to NMC and, in return, received a deed of assignment to the option interests in the Columbus Project and to the Red Mountain Project.

Private Placement Warrants - A summary of investor warrant activity for the years ended December 31, 2012 and 2011 was as follows:

			Weighted
			Average
			Remaining
			Contractual
	Number of	Exercise	Life
	Shares	Price	(Years)

Outstanding and exercisable, December 31, 2010	28,121,857	$0.75 - 2.39	2.43
Granted	2,509,100	0.80	2.50
Exercised	-	-	-

Outstanding and exercisable, December 31, 2011	30,630,957	0.75 - 2.39	1.52
Granted	18,484,901	0.80 - 0.95	3.05
Exercised	(50,000)	0.75	-

Outstanding and exercisable, December 31, 2012	49,065,858	$0.75 - 2.39	1.47

The table above does not include warrants issued to employees, non-employee directors and consultants as they are included under “Stock-Based Compensation” in Note 5.

STOCK-BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
STOCK-BASED COMPENSATION [Text Block]
5.	STOCK-BASED COMPENSATION

Stock-based compensation includes grants of stock options and purchase warrants to eligible directors, employees and consultants as determined by the Board of Directors.

Stock option plans - On March 27, 2007, the Board of Directors adopted the 2007 Stock Incentive Plan (the “Plan”). Under the terms of the Plan, options to purchase up to 6,000,000 shares of the common stock, subject to an increase each quarter equal to 15% of the increase in the total number of outstanding shares during the previous quarter, may be granted to officers, directors, employees and eligible consultants. As of June 30, 2013, the Company had granted 11,966,916 options under the Plan with a weighted average exercise price of $0.52 per option. As of June 30, 2013, 11,012,197 options were outstanding.

Stock warrants - Upon approval of the Board of Directors, the Company grants stock warrants to consultants for services performed.

Valuation of awards - At June 30, 2013, the Company had options outstanding that vest on three different types of vesting schedules:

1.	Service-based;

2.	Performance-based; and

3.	Market-based.

For service-based and performance-based stock option grants the Company utilizes the Binomial Lattice pricing model to estimate the fair values of options and warrants granted in exchange for services. For market-based stock option grants the Company utilizes a combination of a Monte Carlo simulation and a Trinomial Lattice function to estimate the fair values of options in exchange for services. The Company used the following assumptions to estimate the fair value of the options granted for the six month period ended June 30, 2013. No grants were awarded for the six month period ended June 30, 2012.

2013

Dividend yield	-
Expected volatility	71.20% - 78.77%
Risk-free interest rate	0.71% - 2.01%
Expected life (years)	4.25 – 6.84

Inputs used in these models are determined as follows:

1.

The expected life represents the weighted-average period the awards are expected to remain outstanding and is a derived output of the option pricing models. The expected life is impacted by all of the underlying assumptions and calibration of the Company’s models.

2.	The requisite service period for market-based stock option awards is a derived output of the hybrid Monte Carlo-Trinomial Lattice model.

3.	Volatility is based on the average historical volatility levels of a representative peer group.

4.	The risk-free interest rate is based on the implied yield available on U.S. Treasury zero- coupon issues over the equivalent contractual lives of the options.

During the six month period ended June 30, 2013, the Company stock based awards as follows:

a)

On April 16, 2013, the Company granted non-qualified stock options to an independent director upon his appointment to the Board of Directors. The options were granted under the Plan for 225,000 shares of common stock at an exercise price of $0.41 per option. The options vest 75,000 each on June 30, 2013, September 30, 2013 and December 31, 2013. The options expire on the fifth anniversary of the date that they vest.

b)

On February 15, 2013, the Company granted non-qualified stock options to certain executive officers under the Plan for an aggregate of 325,000 shares of common stock at an exercise price of $0.57 per option. The options vest upon completion of defined events and milestones. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. Each of the options will automatically vest and become exercisable upon the occurrence of a change in control.

On the grant date, the Company determined that achievement of the performance conditions was probable. The Company’s best estimate of the requisite service period was determined to be ten months from the grant date. The Company reviewed and confirmed these determinations at June 30, 2013.

c)

On February 15, 2013, the Company granted non-qualified stock options to certain executive officers under the Plan for an aggregate of 325,000 shares of common stock at an exercise price of $0.57 per option. The options vest upon the Company’s stock price achieving defined targets. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. Each of the options will automatically vest and become exercisable upon the occurrence of a change in control.

d)

On February 15, 2013, the Company granted non-qualified stock options to the Company’s independent director and certain executive officers under the Plan for an aggregate of 950,000 shares of common stock at an exercise price of $0.57 per option. The options vest 25% each on March 31, 2013, June 30, 2013, September 30, 2013 and December 31, 2013. The options expire on the fifth anniversary of the date that they vest. The options will automatically vest and become exercisable upon the occurrence of a change in control.

During the six month period ended June 30, 2012, the Company granted stock options as follows:

a)

On April 23, 2012, the Company granted non-qualified stock options to certain executive officers under the 2007 Stock Incentive Plan for an aggregate of 800,000 shares of common stock at an exercise price of $0.90 per option. The options vest upon completion of defined events and milestones. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. Each of the options will automatically vest and become exercisable upon the occurrence of a change in control.

On the grant date, the Company determined that achievement of the performance conditions was probable. The Company’s best estimate of the requisite service periods were determined to be fourteen months from the grant date. The Company reviewed and confirmed these determinations at June 30, 2012.

b)

On April 23, 2012, the Company granted non-qualified stock options to certain executive officers under the 2007 Stock Incentive Plan for an aggregate of 800,000 shares of common stock at an exercise price of $0.90 per option. The options vest upon the Company’s stock price achieving defined targets. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. Each of the options will automatically vest and become exercisable upon the occurrence of a change in control.

c)

On April 23, 2012, the Company granted non-qualified stock options to Company’s independent director under the 2007 Stock Incentive Plan for an aggregate of 200,000 shares of common stock at an exercise price of $0.90 per option. The options vest upon completion of defined events and milestones. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. The options will automatically vest and become exercisable upon the occurrence of a change in control.

On the grant date, the Company determined that achievement of the performance conditions was probable. The Company’s best estimate of the requisite service periods were determined to be fourteen months from the grant date. The Company reviewed and confirmed these determinations at June 30, 2012.

d)

On April 23, 2012, the Company granted 200,000 options exercisable at $0.90 per share to the Company’s independent director. 25% of the options were immediately vested and the remaining options vest at a rate of 25% per fiscal quarter, beginning June 30, 2012 and ending December 31, 2012. The options expire five years after the date that they vest.

e)

On April 23, 2012, the Company granted 37,500 options exercisable at $0.90 per share to an employee. 25% of the options were immediately vested and the remaining options vest at a rate of 25% per fiscal quarter, beginning June 30, 2012 and ending December 31, 2012. The options expire five years after the date that they vest.

f)

On April 23, 2012, the Company granted 400,000 options and 100,000 options exercisable at $0.90 per share to consultants. 25% of the options were immediately vested and the remaining options vest at a rate of 25% per fiscal quarter, beginning June 30, 2012 and ending December 31, 2012. The options expire five years after the date that they vest.

The total expense for the quarters ended June 30, 2013 and 2012 related to the granting, vesting and modification of all stock-based compensation awards was $223,698 and $287,465, respectively and $377,895 and $311,879 for the six month periods ended, respectively. Such expenses are included in general and administrative expense and mineral exploration and evaluation expense.

The following table summarizes the Company’s stock-based compensation activity for the six month period ended June 30, 2013:

				Weighted
				Average
		Weighted		Remaining
		Average Grant	Weighted	Contractual	Aggregate
	Number of	Date Fair	Average	Life	Intrinsic
	Shares	Value	Exercise Price	(Years)	Value

Outstanding, December 31, 2012	13,987,197	$0.37	$0.60	3.58
Options/warrants granted	1,825,000	0.22	0.55	6.75
Options/warrants exercised	-	-	-	-
Options/warrants expired	-	-	-	-
Options/warrants cancelled	-	-	-	-

Outstanding, June 30, 2013	15,812,197	$0.35	$0.60	3.61	$1,042,000

Exercisable, June 30, 2013	12,037,197	$0.36	$0.55	2.49	$1,042,000

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the quarter ended in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable.

The following table summarizes the changes of the Company’s stock-based compensation awards subject to vesting for the six month period ended June 30, 2013:

		Weighted Average
	Number of	Grant Date
	Shares	Fair Value

Unvested, December 31, 2012	2,600,000	$0.39
Granted	1,825,000	0.22
Vested	(650,000)	0.33
Forfeited	-	-

Unvested, June 30, 2013	3,775,000	$0.31

For the six month period ended June 30, 2013 and 2012, the total fair value of shares vested was $393,453 and $222,370, respectively. As of June 30, 2013, there was $528,150 of total unrecognized compensation cost related to unvested stock-based compensation awards. The weighted average period over which this cost will be recognized was 0.85 years as of June 30, 2013.

5.	STOCK-BASED COMPENSATION

Stock-based compensation includes grants of stock options and purchase warrants to eligible directors, employees and consultants as determined by the Board of Directors.

Stock option plans - On March 27, 2007, the Board of Directors adopted the 2007 Stock Incentive Plan (the “Plan”). Under the terms of the Plan, options to purchase up to 6,000,000 shares of the common stock, subject to an increase each quarter equal to 15% of the increase in the total number of outstanding shares during the previous quarter, may be granted to officers, directors, employees and eligible consultants. As of December 31, 2012, the Company had granted 10,441,916 options under the Plan, of which, 9,487,197 were outstanding.

Stock warrants - Upon approval of the Board of Directors, the Company grants stock warrants to consultants for services performed.

Valuation of awards - At December 31, 2012, the Company had options outstanding that vest on three different types of vesting schedules:

1.	Service-based;

2.	Performance-based; and

3.	Market-based.

For service-based and performance-based stock option grants the Company utilizes the Binomial Lattice pricing model to estimate the fair values of options and warrants granted in exchange for services. For market-based stock option grants the Company utilizes a combination of a Monte Carlo simulation and a Trinomial Lattice function to estimate the fair values of options in exchange for services. The Company used the following assumptions to estimate the fair value of the options granted:

	2012	2011

Dividend yield	-	-
Expected volatility	70.84% - 82.80%	68.66% - 83.36%
Risk-free interest rate	0.11% - 1.96%	0.33% - 2.31%
Expected life (years)	0.10 - 5.82	2.75 - 7.88

Inputs used in these models are determined as follows:

1.

The expected life represents the weighted-average period the awards are expected to remain outstanding and is a derived output of the option pricing models. The expected life is impacted by all of the underlying assumptions and calibration of the Company’s models.

2.	The requisite service period for market-based stock option awards is a derived output of the hybrid Monte Carlo-Trinomial Lattice model.

3.	Volatility is based on the average historical volatility levels of a representative peer group.

4.	The risk-free interest rate is based on the implied yield available on U.S. Treasury zero- coupon issues over the equivalent contractual lives of the options.

During the year ended December 31, 2012, the Company granted and modified stock based awards as follows:

a)

On November 30, 2012, the Company extended the expiration date of 200,000 stock options from December 17, 2012 to June 30, 2013. The options were originally granted on December 17, 2009 and had an exercise price of $0.55 per share. The modification resulted in $2,926 of additional compensation expense.

b)

On April 23, 2012, the Company granted non-qualified stock options to certain executive officers under the Plan for an aggregate of 800,000 shares of common stock at an exercise price of $0.90 per option. The options vest upon completion of defined events and milestones. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. Each of the options will automatically vest and become exercisable upon the occurrence of a change in control.

On the grant date, the Company determined that achievement of the performance conditions was probable. The Company’s best estimate of the requisite service period was determined to be fourteen months from the grant date. The Company reviewed and confirmed these determinations at December 31, 2012.

c)

On April 23, 2012, the Company granted non-qualified stock options to certain executive officers under the Plan for an aggregate of 800,000 shares of common stock at an exercise price of $0.90 per option. The options vest upon the Company’s stock price achieving defined targets. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. Each of the options will automatically vest and become exercisable upon the occurrence of a change in control.

d)

On April 23, 2012, the Company granted non-qualified stock options to Company’s independent director under the Plan for an aggregate of 200,000 shares of common stock at an exercise price of $0.90 per option. The options vest upon completion of defined events and milestones. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. The options will automatically vest and become exercisable upon the occurrence of a change in control.

On the grant date, the Company determined that achievement of the performance conditions was probable. The Company’s best estimate of the requisite service period was determined to be fourteen months from the grant date. The Company reviewed and confirmed these determinations at December 31, 2012.

e)

On April 23, 2012, the Company granted 200,000 options under the Plan exercisable at $0.90 per share to the Company’s independent director. 25% of the options were immediately vested and the remaining options vest at a rate of 25% per fiscal quarter, beginning June 30, 2012 and ending December 31, 2012. The options expire five years after the date that they vest.

f)

On April 23, 2012, the Company granted 37,500 options under the Plan exercisable at $0.90 per share to an employee. 25% of the options were immediately vested and the remaining options vest at a rate of 25% per fiscal quarter, beginning June 30, 2012 and ending December 31, 2012. The options expire five years after the date that they vest.

g)

On April 23, 2012, the Company granted 400,000 options and 100,000 options under the Plan exercisable at $0.90 per share to consultants. 25% of the options were immediately vested and the remaining options vest at a rate of 25% per fiscal quarter, beginning June 30, 2012 and ending December 31, 2012. The options expire five years after the date that they vest.

During the year ended December 31, 2011, the Company granted and modified stock-based awards as follows:

a)

On December 13, 2011, the Company extended the expiration date of 3,200,000 stock options from March 20, 2012 to March 30, 2017. The options were originally granted on March 30, 2007, were immediately vested and had an exercise price of $0.05 per share. The Company calculated the fair value of the stock options before and after the modification. The fair value of the stock options was unchanged and accordingly, no additional expense was recognized.

b)

On October 4, 2011, the Company granted stock options under the Plan for the purchase of 37,500 shares of common stock at $0.75 per share. The options were granted to an employee, are fully vested and expire on September 30, 2014.

c)

On August 24, 2011, the Company granted stock options under the Plan for the purchase of 975,000 shares of common stock at $0.75 per share. The options were granted to officers and employees. 343,750 of the options were immediately vested. 631,250 of the options vest at various dates through December 31, 2013. All of the options expire five years after the date that they vest.

d)

On August 24, 2011, the Company granted stock options under the Plan for the purchase of 300,000 shares of common stock at $0.75 per share to officers of the Company. The options vest upon completion of defined events and milestones. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement. At December 31, 2011, management determined that achievement of the performance conditions was probable. The Company reviewed and confirmed this determination at December 31, 2012.

e)

On August 24, 2011, the Company granted stock options under the Plan for the purchase of 300,000 shares of common stock at $0.75 per share to officers of the Company. The options vest upon the Company’s stock achieving certain market- based targets. The options expire on the fifth anniversary of the date that they vest, but in no event later than the tenth anniversary of the agreement.

f)

On August 9, 2011, the Company granted stock warrants for the purchase of 500,000 shares of common stock at $0.75 per share to a consultant. 25% of the warrants were immediately vested and the remaining warrants vest 25% on September 20, 2011, December 31, 2011 and March 31, 2012. The warrants expire on June 30, 2014.

g)

On April 8, 2011, the Company granted stock options under the Plan for the purchase of 200,000 shares of common stock at $0.36 per shares to a director. 50,000 of the options were immediately vested with the remaining options vesting 50,000 each on June, 30, 2011, September 30, 2011 and December 30, 2011. The options expire five years after the date that they vest.

h)

On March 21, 2011, the Company granted stock options under the Plan for the purchase of 100,000 shares of common stock at $0.23 per share. The options were granted to a consultant of the Company, are fully vested and expire on March 20, 2016. The exercise price of the stock options was less than the closing price of the Company’s common stock which was $0.26 on the grant date.

The total expense for the years ended December 31, 2012 and 2011 related to the granting, vesting and modification of all stock-based compensation awards was $887,219 and $1,180,667, respectively. Such expenses are included in general and administrative expense and mineral exploration and evaluation expense. For the years ended December 31, 2012 and 2011, the recognized related tax benefit was $310,527 and $413,233, respectively.

The following table summarizes the Company’s stock-based compensation activity for the years ended December 31, 2012 and 2011:
				Weighted
				Average
		Weighted		Remaining
		Average Grant	Weighted	Contractual	Aggregate
	Number of	Date Fair	Average	Life	Intrinsic
	Shares	Value	Exercise Price	(Years)	Value

Outstanding, December 31, 2010	9,412,197	$0.38	$0.50	2.79
Options/warrants granted	2,412,500	0.26	0.70	5.70
Options/warrants exercised	-	-	-	-
Options/warrants expired	(37,500)	0.52	1.88	-
Options/warrants cancelled	(200,000)	0.19	0.53	-

Outstanding, December 31, 2011	11,587,197	0.41	0.54	3.93
Options/warrants granted	2,537,500	0.42	0.90	6.45
Options/warrants exercised	(100,000)	0.05	0.05	-
Options/warrants expired	(37,500)	0.55	1.88	-
Options/warrants cancelled	-	-	-	-

Outstanding, December 31, 2012	13,987,197	$0.37	$0.60	3.58	$2,097,900

Exercisable, December 31, 2012	11,387,197	$0.37	$0.55	2.70	$2,097,900

Aggregate intrinsic value represents the value of the Company’s closing stock price on the last trading day of the year ended December 31, 2012 in excess of the weighted-average exercise price multiplied by the number of options outstanding or exercisable

For the year ended December 31, 2012, the Company received $5,000 from the exercise of stock options. The related tax benefit amounted to $29,750. The total intrinsic value of the options exercised was $85,000. No options or warrants were exercised during the year ended December 31, 2011.

The following table summarizes the changes of the Company’s stock-based compensation awards subject to vesting for the year ended December 31, 2012:

		Weighted Average
	Number of	Grant Date
	Shares	Fair Value

Unvested, December 31, 2011	1,345,832	$0.31
Granted	2,353,125	0.42
Vested	(1,098,957)	(0.35)
Forfeited	-	-

Unvested, December 31, 2012	2,600,000	$0.39

For the years ended December 31, 2012 and 2011, the total fair value of shares vested was $433,680 and $1,411,769, respectively. As of December 30, 2012, there was $512,592 of total unrecognized compensation cost related to unvested stock-based compensation awards. The weighted average period over which this cost will be recognized was 0.76 years as of December 31, 2012.

WARRANTS AND OPTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
WARRANTS AND OPTIONS [Text Block]
6.	WARRANTS AND OPTIONS

The following table summarizes all of the Company’s stock option and warrant activity for the six month period ended June 30, 2013, including private placement warrants and stock options and warrants granted for compensation:

			Weighted
			Average
			Remaining
		Weighted	Contractual
	Number of	Average	Life
	Shares	Exercise Price	(Years)

Balance, December 31, 2012	63,052,965	$0.89	1.94
Options/warrants granted	1,825,000	0.55	6.75
Options/warrants cancelled	-	-	-
Options/warrants expired	(5,498,940)	2.31	-

Balance, June 30, 2013	59,379,025	$0.75	1.96

6.	WARRANTS AND OPTIONS

The following table summarizes all of the Company’s stock option and warrant activity for the years ended December 31, 2012 and 2011, including private placement warrants and stock options and warrants granted for compensation:

			Weighted
			Average
			Remaining
		Weighted	Contractual
	Number of	Average	Life
	Shares	Exercise Price	(Years)

Balance, December 31, 2010	37,534,054	$0.92	2.52
Options/warrants granted	4,921,600	0.75	3.82
Options/warrants cancelled	(200,000)	0.53	-
Options/warrants exercised	-	-	-
Options/warrants expired	(37,500)	1.88	-

Balance, December 31, 2011	42,218,154	0.90	2.18
Options/warrants granted	21,022,401	0.88	3.46
Options/warrants cancelled	-	-	-
Options/warrants exercised	(150,000)	0.25	-
Options/warrants expired	(37,500)	1.88	-

Balance, December 31, 2012	63,053,055	$0.89	1.94

INCOME TAXES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
INCOME TAXES [Text Block]
7.	INCOME TAXES

The Company is a Nevada corporation and is subject to federal income taxes. Nevada does not impose a corporate income tax.

Significant components of the Company’s net deferred income tax assets and liabilities at June 30, 2013 and December 31, 2012 were as follows:

	June 30,	December 31,
	2013	2012
Deferred income tax assets:

Net operating loss carryforward	$9,261,034	$8,327,426
Option compensation	1,762,403	1,630,140
Property, plant & equipment	530,480	423,904
Exploration costs	557,454	570,719
Reclamation and remediation costs	235,318	235,318

Gross deferred income tax assets	12,346,689	11,187,507
Less: valuation allowance	(1,271,084)	(726,050)

Net deferred income tax assets	11,075,605	10,461,457

Deferred income tax liabilities:

Unrealized gains on investments	(8,414)	(10,961)
Acquisition related liabilities	(11,067,191)	(11,067,191)

Net deferred income tax liabilities	$-	$(616,695)

A valuation allowance was established for deferred tax assets related to certain option compensation and accrued reclamation, remediation costs and net operating loss carryforwards due to the uncertainty of realizing these deferred tax assets based on conditions existing at June 30, 2013 and December 31, 2012, respectively.

The realizability of deferred tax assets are reviewed at each balance sheet date. The majority of the Company’s deferred tax liabilities are depletable. Such depletion will begin with the processing of mineralized material once production has commenced. Therefore, the deferred tax liabilities will reverse in similar time periods as the deferred tax assets. The Company assesses both positive and negative evidence to determine whether it is more likely than not that such reversal will occur to realize the deferred tax assets prior to their exploration. The reversal of the deferred tax liabilities is sufficient to support the net deferred tax assets.

The acquisition related liabilities are a result of the estimated future federal income tax liability associated with the temporary difference between the acquisition consideration and the tax basis. The deferred tax liabilities were reflected as an increase to the total purchase price which has been applied to the underlying mineral and Columbus project assets in the absence of there being a goodwill component associated with the acquisition transactions.

A reconciliation of the tax benefit for the quarters ended June 30, 2013 and 2012 at US federal tax rates to the actual tax provision recorded in the financial statements consisted of the following components:

	June 30,	June 30,
	2013	2012

Income tax benefit based on statutory tax rate	$595,410	$561,971

Reconciling items:
Non-deductible items	(29,384)	(44)
Change in valuation allowance	(545,036)	(15,479)

Income tax benefit	$20,990	$546,448

A reconciliation of the tax benefit for the six month periods ended June 30, 2013 and 2012 at US federal tax rates to the actual tax provision recorded in the financial statements consisted of the following components:

	June 30,	June 30,
	2013	2012

Income tax benefit based on statutory tax rate	$1,188,607	$1,002,057

Reconciling items:
Non-deductible items	(29,425)	(126)
Change in valuation allowance	(545,034)	(17,500)

Income tax benefit	$614,148	$984,431

The Company had cumulative net operating losses of approximately $26,460,101 as of June 30, 2013 for federal income tax purposes. Cumulative net operating losses from December 31, 2006 and previous years are effectively nil due to the annual limitation imposed by the Internal Revenue Code of 1986 as a result of the ownership percentage change limitations. The net operating loss carryforwards will expire between 2027 and 2033.

The Company and its subsidiary file income tax returns in the United States. These tax returns are subject to examination by taxation authorities provided the years remain open under the relevant statutes of limitations, which may result in the payment of income taxes and/or a decrease in the net operating losses available for carryforwards. The Company is no longer subject to income tax examinations by US federal tax authorities for years prior to 2008. While the Company believes that its tax filings do not include uncertain tax positions, the results of potential examinations or the effect of changes in tax law cannot be ascertained at this time. The Company currently has no tax years under examination.

7.	INCOME TAXES

The Company is a Nevada corporation and is subject to federal income taxes. Nevada does not impose a corporate income tax.

Significant components of the Company’s net deferred income tax assets and liabilities at December 31, 2012 and 2011 were as follows:

		December 31,		December 31,
		2012		2011
Deferred income tax assets:

Net operating loss carryforward		$8,327,426		$6,472,383
Option compensation		1,630,140		1,333,021
Property, plant & equipment		423,904		307,376
Exploration costs		570,719		632,947
Reclamation and remediation costs		235,318		200,318

Gross deferred income tax assets		11,187,507		8,946,045
Less: valuation allowance		(726,050)		(691,050)

Net deferred income tax assets		10,461,457		8,254,995

Deferred income tax liabilities:

Unrealized gains on investments		(10,961)		(13,556)
Acquisition related liabilities		(11,067,191)		(11,067,191)

Net deferred income tax liabilities	$	(616,695)	$	(2,825,752)

A valuation allowance was established for deferred tax assets related to certain option compensation and accrued reclamation and remediation costs due to the uncertainty of realizing these deferred tax assets based on conditions existing at December 31, 2012 and 2011, respectively.

The realizability of deferred tax assets are reviewed at each balance sheet date. The majority of the Company’s deferred tax liabilities are depletable. Such depletion will begin with the processing of mineralized material once production has commenced. Therefore, the deferred tax liabilities will reverse in similar time periods as the deferred tax assets. The Company assesses both positive and negative evidence to determine whether it is more likely than not that such reversal will occur to realize the deferred tax assets prior to their exploration. The reversal of the deferred tax liabilities is sufficient to support the net deferred tax assets.

The acquisition related liabilities are a result of the estimated future federal income tax liability associated with the temporary difference between the acquisition consideration and the tax basis. The deferred tax liabilities were reflected as an increase to the total purchase price which has been applied to the underlying mineral and Columbus project assets in the absence of there being a goodwill component associated with the acquisition transactions.

A reconciliation of the tax benefit for the year ended December 31, 2012 and 2011 at US federal tax rates to the actual tax provision recorded in the financial statements consisted of the following components:

	December 31,	December 31,
	2012	2011

Income tax benefit at statutory tax rate	$2,232,731	$2,267,658

Reconciling items:
Non-deductible items	8,731	(22,602)
Change in valuation allowance	(35,000)	345,337

Income tax benefit	$2,206,462	$2,590,393

The Company had cumulative net operating losses of approximately $23,792,649 and $18,492,524 as of December 31, 2012 and 2011, respectively, for federal income tax purposes. Cumulative net operating losses from December 31, 2006 and previous years are effectively nil due to the annual limitation imposed by the Internal Revenue Code of 1986 as a result of the ownership percentage change limitations. The net operating loss carryforwards will expire between 2027 and 2033.

The Company and its subsidiary file income tax returns in the United States. These tax returns are subject to examination by taxation authorities provided the years remain open under the relevant statutes of limitations, which may result in the payment of income taxes and/or a decrease in the net operating losses available for carryforwards. The Company is no longer subject to income tax examinations by US federal tax authorities for years prior to 2008. While the Company believes that its tax filings do not include uncertain tax positions, the results of potential examinations or the effect of changes in tax law cannot be ascertained at this time. The Company currently has no tax years under examination.

COMMITMENTS AND CONTINGENCIES	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Text Block]
8.	COMMITMENTS AND CONTINGENCIES

Lease obligations – The Company rents office space in Henderson, Nevada on month-to-month terms. Rental expense for office space was $17,925 and $13,800 for the quarters ended June 30, 2013 and 2012, respectively and $36,675 and $27,600 for the six month periods ended June 30, 2013 and 2012, respectively. During the quarter and six month period ended June 30, 2013, $4,125 and $8,250, respectively, of rent expense was paid to DOSA Consulting, LLC (“DOSA”) which is a consulting firm owned by the Company’s CEO. No rent expense was paid to DOSA during the six month period ended June 30, 2012.

The Company has signed a lease agreement for office space. The four year lease requires monthly payments of $3,999 increasing 4% annually. The lease also requires monthly payment of approximately $748 for operating expenses. The lease is expected to commence in the third quarter of 2013. As of June 30, 2013, a $20,473 deposit was paid and included in prepaid expenses.

Columbus Project – Pursuant to the option assignment agreement dated March 30, 2007, as amended August 8, 2007, the Company granted a 5% net smelter return royalty to NMC, one of the principal stockholders of the Company. The Columbus Project is further discussed in Note 3.

Red Mountain Project – Pursuant to the option assignment agreement the Company granted a 5% net smelter return royalty to NMC, one of the principal stockholders of the Company. The Red Mountain Project is further discussed in Note 3.

Stand-by letter of credit – In June 2011, a financial institution issued a stand-by letter of credit to the BLM for up to $175,000 on behalf of the Company. The stand-by letter of credit was issued to guarantee the Company’s compliance with reclamation bonding requirements. The letter of credit expires on June 24, 2014 and will be automatically renewed for one year periods unless either party elects not to renew. The Company is required to maintain a $175,000 certificate of deposit with the financial institution which is included in “restricted investments held for reclamation bonds” on the balance sheet. The Company is also required to pay an annual fee of 2% of the total value of the letter of credit. As of June 30, 2013, no draws have been made on the letter of credit.

Consultant bonus – In April 2012, the Company entered into an Agreement for Services (the “Agreement”) with a consulting firm. The Company agreed to pay the firm at their standard rates in exchange for services provided. In addition, the Company agreed to pay bonuses to the firm upon completion of milestones as defined in the Agreement. The bonuses consist of cash payments up to $400,000 and issuance of up to 3,000,000 warrants at a price of $0.90 per share and expiring March 31, 2017. The Agreement does not contain any performance commitments; therefore, the fair value of the warrants will be measured and recognized on the dates that the milestones are reached. As of June 30, 2013, no milestones have been reached for which a bonus was due or paid.

Registration Rights Agreement - In connection with the November 30, 2012 private placement, the Company entered into a Registration Rights Agreement (“RRA”) with the purchasers. Pursuant to the RRA, the Company agreed to certain demand registration rights. These rights include the requirement that the Company file certain registration statements within a specified time period and to have these registration statements declared effective within a specified time period. If the registration statement is not effective six months after the closing date, the warrants may be exercised by means of a cashless exercise. If the Company is not able to comply with these registration requirements, the Company will be required to pay cash penalties equal to 1.0% of the subscription proceeds on the date of such failure, and each month thereafter, up to a maximum of 6% of the subscription proceeds. The maximum penalty amounts to $346,979. As of June 30, 2013, the Company has incurred cumulative penalties of $5,757.

8.	COMMITMENTS AND CONTINGENCIES

Lease obligations – The Company rents office space in Henderson, Nevada on month-to-month terms. Rental expense for office space was $71,700 and $71,700 for the years ended December 31, 2012 and 2011, respectively. During the year ended December 31, 2012, $16,500 of rent expense was paid to DOSA Consulting, LLC which is a consulting firm owned by the Company’s CEO.

Columbus Project – Pursuant to the option assignment agreement dated March 30, 2007, as amended August 8, 2007, the Company granted a 5% net smelter return royalty to NMC, one of the principal stockholders of the Company. The Columbus Project is further discussed in Note 3.

Red Mountain Project – Pursuant to the option assignment agreement the Company granted a 5% net smelter return royalty to NMC, one of the principal stockholders of the Company. The Red Mountain Project is further discussed in Note 3.

Stand-by letter of credit – In June 2011, a financial institution issued a stand-by letter of credit to the BLM for up to $175,000 on behalf of the Company. The stand-by letter of credit was issued to guarantee the Company’s compliance with reclamation bonding requirements. The letter of credit expires on June 24, 2013 and will be automatically renewed for one year periods unless either party elects not to renew. The Company is required to maintain a $175,000 certificate of deposit with the financial institution which is included in “restricted investments held for reclamation bonds” on the balance sheet. The Company is also required to pay an annual fee of 2% of the total value of the letter of credit. As of December 31, 2012, no draws have been made on the letter of credit.

Consultant bonus – In April 2012, the Company entered into an Agreement for Services (the “Agreement”) with a consulting firm. The Company agreed to pay the firm at their standard rates in exchange for services provided. In addition, the Company agreed to pay bonuses to the firm upon completion of milestones as defined in the Agreement. The bonuses consist of cash payments up to $400,000 and issuance of up to 3,000,000 warrants at a price of $0.90 per share and expiring March 31, 2017. The Agreement does not contain any performance commitments; therefore, the fair value of the warrants will be measured and recognized on the dates that the milestones are reached. As of December 31, 2012, no milestones have been reached for which a bonus was due or paid.

Registration Rights Agreement - In connection with the November 30, 2012 private placement, the Company entered into a Registration Rights Agreement (“RRA”) with the purchasers. Pursuant to the RRA, the Company agreed to certain demand registration rights. These rights include the requirement that the Company file certain registration statements within a specified time period and to have these registration statements declared effective within a specified time period. If the registration statement is not effective six months after the closing date, the warrants may be exercised by means of a cashless exercise. If the Company is not able to comply with these registration requirements, the Company will be required to pay cash penalties equal to 1.0% of the subscription proceeds on the date of such failure, and each month thereafter, up to a maximum of 6% of the subscription proceeds. The maximum penalty amounts to $346,979. As of December 31, 2012, the Company did not believe the penalty to be probable and accordingly, no liability was accrued. Subsequent to year end, the Company was one day late in filing the registration statement and incurred a penalty including interest of approximately $1,900.

CONCENTRATIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
CONCENTRATIONS [Text Block]
9.	CONCENTRATIONS

Concentration of credit risk - The Company maintains its cash accounts in financial institutions. Cash accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) for up to $250,000 per financial institution. The Company has never experienced a material loss or lack of access to its cash accounts; however, no assurance can be provided that access to the Company’s cash accounts will not be impacted by adverse conditions in the financial markets. At June 30, 2013, the Company had $2,288,666 in excess of FDIC insured limits.

Concentration of activity - The Company currently utilizes a metallurgical consulting firm to perform significant portions of its exploration work programs. A change in the lead metallurgical consulting firm could cause a delay in the progress of the Company’s exploration programs and would cause the Company to incur significant transition expense and may affect operating results adversely.

9.	CONCENTRATIONS

Concentration of credit risk - The Company maintains its cash accounts in financial institutions. Cash accounts are insured by the Federal Deposit Insurance Corporation (“FDIC”) for up to $250,000 per financial institution. Additionally, all non-interest bearing transactional accounts are fully insured by the FDIC through December 31, 2012. The Company has never experienced a material loss or lack of access to its cash accounts; however, no assurance can be provided that access to the Company’s cash accounts will not be impacted by adverse conditions in the financial markets. At December 31, 2012, the Company had $4,701,783 in excess of FDIC insured limits.

Concentration of activity - The Company currently utilizes a metallurgical consulting firm to perform significant portions of its exploration work programs. A change in the lead metallurgical consulting firm could cause a delay in the progress of the Company’s exploration programs and would cause the Company to incur significant transition expense and may affect operating results adversely.

COMPREHENSIVE LOSS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
COMPREHENSIVE LOSS [Text Block]
10.	COMPREHENSIVE LOSS

The tax effects of each component of comprehensive loss for the quarters ended June 30, 2013 and 2012 were as follows:

	June 30, 2013	June 30, 2012
Unrealized holding (losses) gains	$(5,079)	$2,433
Income tax benefit (expense)	1,778	(850)
Total unrealized (loss) gain, net of tax	$(3,301)	$1,583

The tax effects of each component of comprehensive loss for the six month periods ended June 30, 2013 and 2012 were as follows:

	June 30, 2013	June 30, 2012
Unrealized holding losses	$(7,276)	$(4,705)
Income tax benefit	2,547	1,648
Total unrealized loss, net of tax	$(4,729)	$(3,057)

10.	COMPREHENSIVE LOSS

The components of comprehensive loss, net of tax, were as follows for the years ended December 31, 2012 and 2011:

	December 31,	December 31
	2012	2011

Net loss	$(4,172,767)	$(3,888,629)

Other comprehensive (loss) income:
Unrealized (loss) income on investments, net of deferred tax	(4,817)	25,787

Comprehensive loss	$(4,177,584)	$(3,862,842)

The tax effects of each component of comprehensive loss for the years ended December 31, 2012 and 2011 were as follows:

	December 31,	December 31,
	2012	2011

Unrealized holding (loss) gain	$(7,413)	$39,674
Income tax benefit (expense)	2,596	(13,887)

Total unrealized (loss) income, net of tax	$(4,817)	$25,787

RELATED PARTY TRANSACTIONS	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
RELATED PARTY TRANSACTIONS [Text Block]
11.	RELATED PARTY TRANSACTIONS

DOSA – DOSA is a consulting firm owned by the Company’s CEO. DOSA provides the Company with use of its employees and office space. Services provided by NMC are also at times coordinated for the Company by DOSA. No management fees are billed to the Company for these services. Details of these transactions are provided below. The CEO’s salary and reimbursable expenses are also paid to DOSA.

The following table provides details of transactions between the Company and DOSA for the three and six month periods ended June 30, 2013 and 2012.

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Wage and rent reimbursements	$4,125	$20,262	$8,250	$20,262

No amounts were due to DOSA at June 30, 2013 or December 31, 2012 for wage or rent reimbursements.

NMC - Pursuant to option assignment agreements related to both the Columbus and Red Mountain projects, the Company granted a 5% net smelter return royalty to NMC. NMC is the Company’s largest shareholder. NMC and its affiliates own approximately 29% of the Company’s outstanding common stock. The Columbus Project and the Red Mountain Project are further discussed in Note 3.

The Company utilizes the services of NMC to provide technical assistance and financing related activities. These services related primarily to the Columbus Project and the Red Mountain Project. In addition to the above services, NMC provided dedicated use of its laboratory, instrumentation, milling equipment and research facilities. NMC provided invoices for these fees plus expenses.

The following table provides details of transactions between the Company and NMC for the three and six month periods ended June 30, 2013 and 2012.

	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Reimbursement of expenses	$5,656	$7,378	$12,762	$22,837
Consulting services provided	105,000	105,000	210,000	210,000

Mineral and exploration expense – related party	$110,656	$112,378	$222,762	$232,837

Equipment purchases	-	50,000	25,000	50,000

For the six month period ended June 30 2013 all NMC transactions were invoiced by DOSA. For the six month period ended June 30, 2012, $112,378 of the NMC fees and reimbursements were invoiced by DOSA. At June 30, 2013, the Company owed DOSA $1,207 for NMC reimbursements. At December 31, 2012, the Company owed DOSA $36,151 for NMC fees and reimbursements.

McNeil Consulting Group, LLC (“MCG”) – MCG is a consulting firm owned by an affiliate of NMC. MGC provides the Company with management advisory services. The Company incurred total fees to MCG of $15,000 and $30,000 during the three and six month periods ended June 30, 2013, respectively. At June 30, 2013, the Company owed MCG $12,500. No consulting fees were incurred from MGC for the six month period ended June 30, 2012. At December 31, 2012, the Company owed MCG $12,500.

Former Officers - Due to related parties includes amounts due to former officers of the Company. At June 30, 2013 and 2012, the remaining amount of due to related parties was $23,290, respectively.

11.	RELATED PARTY TRANSACTIONS

DOSA Consulting, LLC (“DOSA”) – DOSA is a consulting firm owned by the Company’s CEO. DOSA provides the Company with use of its employees and office space. The total fees paid to DOSA for these services were $36,762 for the year ended December 31, 2012. Services provided by NMC are also at times coordinated for the Company by DOSA. No management fees are billed to the Company for these services. The total fees billed to the Company by DOSA for NMC’s services were $361,904 for the year ended December 31, 2012. At December 31, 2012, the Company owed DOSA $36,151 for services provided by NMC. The CEO’s salary and reimbursable expenses are also paid to DOSA.

The Company had a lease agreement for mining claims with DDB Syndicate. The Company’s CEO is the indirect owner of a 1/8 interest in the DDB Syndicate. The mining lease agreement provided the Company with an option to purchase the DDB Claims and on November 20, 2012, the Company exercised that option. The net option payment paid to DOSA was $22,469.

NMC - Pursuant to option assignment agreements related to both the Columbus and Red Mountain projects, the Company granted a 5% net smelter return royalty to NMC. NMC is the Company’s largest shareholder, owning approximately 29% of the Company’s outstanding common stock. The Columbus Project and the Red Mountain Project are further discussed in Note 3.

The Company utilizes the services of NMC to provide technical assistance and financing related activities. These services related primarily to the Columbus Project and the Red Mountain Project. In addition to the above services, NMC provided dedicated use of its laboratory, instrumentation, milling equipment and research facilities. NMC provided invoices for these fees plus expenses.

For the year ended December 31, 2012, the Company incurred total fees and reimbursement of expenses to NMC of $420,000 and $62,362, respectively. Additionally, the Company paid NMC $50,000 for equipment purchases. Of this amount, $361,904 was invoiced by DOSA on behalf of NMC. At December 31, 2012, the Company owed DOSA $36,151 for services provided by NMC.

For the year ended December 31, 2011, the Company incurred total fees and reimbursements of expenses to NMC of $420,000 and $101,478, respectively. Additionally, the Company paid NMC $195,000 as a deposit on equipment purchases. At December 31, 2011, the Company had an outstanding balance due to NMC $42,181.

McNeil Consulting Group, LLC (“MCG”) – MCG is a consulting firm owned by an affiliate of NMC. MGC provides the Company with management advisory services. The Company incurred total fees to MCG of $37,500 and expense reimbursement of $91 during the year ended December 31, 2012. At December 31, 2012, the Company owed MCG $12,500.

Director - For the year ended December 31, 2011, the Company incurred consulting fees of $2,000 for services performed by one of its independent directors, Mark Brennan. These fees were in addition to director fees.

Former Officers - Due to related parties includes amounts due to former officers of the Company. At December 31, 2012 and 2011, the remaining amount of due to related parties was $23,290, respectively.

Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Description of business [Policy Text Block]

Description of business - Ireland Inc. (the “Company”) is considered an exploration stage company since its formation and the Company has not yet realized any revenues from its planned operations. The Company is primarily focused on the acquisition and exploration of mining properties. Upon identification of commercially minable reserves, the Company expects to actively prepare the site for its extraction and enter the development stage.

History [Policy Text Block]

History - The Company was incorporated on February 20, 2001 under the laws of the State of Nevada under the name Merritt Ventures Corp. On December 19, 2005, the Company changed its name to Ireland Inc.

Basis of presentation [Policy Text Block]

Basis of presentation - The financial statements present the consolidated balance sheets, statements of operations and comprehensive loss, stockholders’ equity, and cash flows of the Company. These consolidated financial statements have been prepared in accordance with United States Generally Accepted Accounting Principles (“GAAP”) and in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, all adjustments and disclosures necessary for the fair presentation of these statements have been included. All such adjustments are, in the opinion of management, of a normal recurring nature.

Going concern [Policy Text Block]
Going concern - The accompanying financial statements have been prepared assuming the Company will continue as a going concern.

Since its formation, the Company has incurred comprehensive cumulative net losses of $25,424,726 as of June 30, 2013. This amount is comprised of net loss from operations of $25,440,353 and other comprehensive income of $15,627. The Company has not commenced its commercial mining and mineral processing operations; rather, it is still in the exploration stage, raising substantial doubt about the Company’s ability to continue as a going concern. The Company will seek additional sources of capital through the issuance of debt or equity financing, but there can be no assurance the Company will be successful in accomplishing its objectives.

The ability of the Company to continue as a going concern is dependent on additional sources of capital and the success of the Company’s plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Going concern - The accompanying financial statements have been prepared assuming the Company will continue as a going concern.

Since its formation, the Company has incurred comprehensive cumulative net losses of $22,638,122 as of December 31, 2012. This amount is comprised of net loss from operations of $22,658,478 and other comprehensive income of $20,356. The Company has not commenced its commercial mining and mineral processing operations; rather, it is still in the exploration stage, raising substantial doubt about the Company’s ability to continue as a going concern. The Company will seek additional sources of capital through the issuance of debt or equity financing, but there can be no assurance the Company will be successful in accomplishing its objectives.

The ability of the Company to continue as a going concern is dependent on additional sources of capital and the success of the Company’s plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Principles of consolidation [Policy Text Block]

Principles of consolidation - The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Columbus Minerals Inc. (“CMI”) (including its wholly- owned single-member LLC subsidiary Columbus Salt Marsh LLC (“CSM”)) and Rand Metals LLC (“Rand”). Intercompany accounts and transactions have been eliminated.

Principles of consolidation - The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries, Columbus Minerals Inc. (“CMI”) (including its wholly- owned single-member LLC subsidiary Columbus Salt Marsh LLC (“CSM”)) and Rand Metals LLC (“Rand”). Intercompany accounts and transactions have been eliminated.

Use of estimates [Policy Text Block]

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. By their nature, these estimates are subject to measurement uncertainty and the effect on the financial statements of changes in such estimates in future periods could be significant. Significant areas requiring management’s estimates and assumptions include the valuation of stock-based compensation, impairment analysis of long-lived assets, accrued reclamation and remediation costs and the realizability of deferred tax assets. Actual results could differ from those estimates.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. By their nature, these estimates are subject to measurement uncertainty and the effect on the financial statements of changes in such estimates in future periods could be significant. Significant areas requiring management’s estimates and assumptions include the valuation of stock-based compensation, impairment analysis of long-lived assets, accrued reclamation and remediation costs and the realizability of deferred tax assets. Actual results could differ from those estimates.

Fair value of financial instruments [Policy Text Block]

Fair value of financial instruments - Fair value accounting establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company’s financial instruments consist of restricted investments in U.S. Treasury Notes and certificates of deposit. These investments are classified within Level 1 of the fair value hierarchy as their fair value is determined using quoted prices in active markets.

Fair value of financial instruments - Fair value accounting establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2	Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and
Level 3	Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The Company’s financial instruments consist of restricted investments in U.S. Treasury Notes and certificates of deposit. These investments are classified within Level 1 of the fair value hierarchy as their fair value is determined using quoted prices in active markets.

Restricted investments held for reclamation bonds [Policy Text Block]

Restricted investments held for reclamation bonds - Restricted investments serve as collateral for reclamation bonding. The investments are classified as available for sale and are recorded at fair value based on quoted market prices with the unrealized gains and losses reflected in accumulated other comprehensive income (loss) until realized. Realized gains and losses are determined on a specific identification method and are recognized in the consolidated statement of operations.

The Company evaluates unrealized losses, if any, in its investment securities for other-than temporary impairment using both qualitative and quantitative criteria. In the event that an investment is determined to be other-than-temporarily impaired, the Company recognizes the loss in the consolidated statement of operations.

Restricted investments held for reclamation bonds - Restricted investments serve as collateral for reclamation bonding. The investments are classified as available for sale and are recorded at fair value based on quoted market prices with the unrealized gains and losses reflected in accumulated other comprehensive income (loss) until realized. Realized gains and losses are determined on a specific identification method and are recognized in the consolidated statement of operations.

The Company evaluates unrealized losses, if any, in its investment securities for other-than temporary impairment using both qualitative and quantitative criteria. In the event that an investment is determined to be other-than-temporarily impaired, the Company recognizes the loss in the consolidated statement of operations.

Mineral properties [Policy Text Block]

Mineral properties - Costs of acquiring mineral properties are capitalized upon acquisition. Exploration costs and costs to maintain mineral properties are expensed as incurred while the project is in the exploration stage. Development costs and costs to maintain mineral properties are capitalized as incurred while the property is in the development stage. When a property reaches the production stage, the related capitalized costs are amortized using the units-of-production basis over the proven and probable reserves.

Mineral properties - Costs of acquiring mineral properties are capitalized upon acquisition. Exploration costs and costs to maintain mineral properties are expensed as incurred while the project is in the exploration stage. Development costs and costs to maintain mineral properties are capitalized as incurred while the property is in the development stage. When a property reaches the production stage, the related capitalized costs are amortized using the units-of-production basis over the proven and probable reserves.

Mineral exploration and development costs [Policy Text Block]	Mineral exploration and development costs - Exploration expenditures incurred prior to entering the development stage are expensed and included in mineral exploration and evaluation expenses.	Mineral exploration and development costs - Exploration expenditures incurred prior to entering the development stage are expensed and included in “Mineral exploration and evaluation expenses”.
Property and equipment [Policy Text Block]

Property and equipment - Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which range from 3 to 39 years. The cost of repairs and maintenance is charged to expense as incurred. Expenditures for property betterments and renewals are capitalized. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statement of operations.

Property and equipment - Property and equipment are stated at cost less accumulated depreciation. Depreciation is provided principally on the straight-line method over the estimated useful lives of the assets, which range from 3 to 39 years. The cost of repairs and maintenance is charged to expense as incurred. Expenditures for property betterments and renewals are capitalized. Upon sale or other disposition of a depreciable asset, cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the consolidated statement of operations.

Impairment of long-lived assets [Policy Text Block]

Impairment of long-lived assets - The Company reviews and evaluates its long-lived assets for impairment at each balance sheet date due to its planned exploration stage losses and documents such impairment testing. Mineral properties in the exploration stage are monitored for impairment based on factors such as the Company’s continued right to explore the property, exploration reports, drill results, technical reports and continued plans to fund exploration programs on the property. To date, no such impairments have been identified.

The tests for long-lived assets in the exploration, development or producing stage that have a value beyond proven and probable reserves will be monitored for impairment based on factors such as current market value of the mineral property and results of exploration, future asset utilization, business climate, mineral prices and future undiscounted cash flows expected to result from the use of the related assets. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the estimated future net undiscounted cash flows expected to be generated by the asset, including evaluating its reserves beyond proven and probable amounts.

The Company's policy is to record an impairment loss in the period when it is determined that the carrying amount of the asset may not be recoverable either by impairment or by abandonment of the property. The impairment loss is calculated as the amount by which the carrying amount of the assets exceeds its fair value. While the Company incurred losses from operations, these losses have not been in excess of planned expenditures on the specific mineral properties in order to ultimately realize their value.

Impairment of long-lived assets - The Company reviews and evaluates its long-lived assets for impairment at each balance sheet date due to its planned exploration stage losses and documents such impairment testing. Mineral properties in the exploration stage are monitored for impairment based on factors such as the Company’s continued right to explore the property, exploration reports, drill results, technical reports and continued plans to fund exploration programs on the property. To date, no such impairments have been identified.

The Company's policy is to record an impairment loss in the period when it is determined that the carrying amount of the asset may not be recoverable either by impairment or by abandonment of the property. The impairment loss is calculated as the amount by which the carrying amount of the assets exceeds its fair value. While the Company incurred losses from operations, these losses have not been in excess of planned expenditures on the specific mineral properties in order to ultimately realize their value.

Reclamation and remediation costs (asset retirement obligation) [Policy Text Block]

Reclamation and remediation costs (asset retirement obligation) - For its exploration stage properties, the Company accrues the estimated costs associated with environmental remediation obligations in the period in which the liability is incurred or becomes determinable. Until such time that a project life is established, the Company records the corresponding cost as an exploration stage expense. The costs of future expenditures for environmental remediation are not discounted to their present value unless subject to a contractually obligated fixed payment schedule. As reclamation work is performed or liabilities are otherwise settled, the recorded amount of the liability will be reduced.

Future reclamation and environmental-related expenditures are difficult to estimate in many circumstances due to the early stage nature of the exploration project, the uncertainties associated with defining the nature and extent of environmental disturbance, the application of laws and regulations by regulatory authorities and changes in reclamation or remediation technology. The Company periodically reviews accrued liabilities for such reclamation and remediation costs as evidence indicating that the liabilities have potentially changed becomes available. Changes in estimates are reflected in the consolidated statement of operations in the period an estimate is revised.

The Company is in the exploration stage and is unable to determine the estimated timing of expenditures relating to reclamation accruals. It is reasonably possible that the ultimate cost of reclamation and remediation could change in the future and that changes to these estimates could have a material effect on future operating results as new information becomes known.

Reclamation and remediation costs (asset retirement obligation) - For its exploration stage properties, the Company accrues the estimated costs associated with environmental remediation obligations in the period in which the liability is incurred or becomes determinable. Until such time that a project life is established, the Company records the corresponding cost as an exploration stage expense. The costs of future expenditures for environmental remediation are not discounted to their present value unless subject to a contractually obligated fixed payment schedule. As reclamation work is performed or liabilities are otherwise settled, the recorded amount of the liability will be reduced.

Future reclamation and environmental-related expenditures are difficult to estimate in many circumstances due to the early stage nature of the exploration project, the uncertainties associated with defining the nature and extent of environmental disturbance, the application of laws and regulations by regulatory authorities and changes in reclamation or remediation technology. The Company periodically reviews accrued liabilities for such reclamation and remediation costs as evidence indicating that the liabilities have potentially changed becomes available. Changes in estimates are reflected in the consolidated statement of operations in the period an estimate is revised.

The Company is in the exploration stage and is unable to determine the estimated timing of expenditures relating to reclamation accruals. It is reasonably possible that the ultimate cost of reclamation and remediation could change in the future and that changes to these estimates could have a material effect on future operating results as new information becomes known.

Per share amounts [Policy Text Block]

Per share amounts - Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding. In computing diluted earnings per share, the weighted average number of shares outstanding is adjusted to reflect the effect of potentially dilutive securities, such as stock options and warrants. Potentially dilutive shares are excluded from the calculation when their inclusion would be anti-dilutive, such as periods when a net loss is reported or when the exercise price of the instrument exceeds the fair market value. At June 30, 2013 and 2012, 59,379,025 and 54,343,555 stock options and warrants were outstanding, respectively, but were not considered in the computation of diluted earnings per share as their inclusion would be anti- dilutive.

Per share amounts - Basic earnings (loss) per share is computed by dividing net income (loss) by the weighted average number of common shares outstanding. In computing diluted earnings per share, the weighted average number of shares outstanding is adjusted to reflect the effect of potentially dilutive securities, such as stock options and warrants. Potentially dilutive shares are excluded from the calculation when their inclusion would be anti-dilutive, such as periods when a net loss is reported or when the exercise price of the instrument exceeds the fair market value. At December 31, 2012 and 2011, 63,053,055 and 42,218,154 stock options and warrants were outstanding, respectively, but were not considered in the computation of diluted earnings per share as their inclusion would be anti- dilutive.

Stock-based compensation [Policy Text Block]

Stock-based compensation - Stock-based compensation awards are recognized in the financial statements based on the grant date fair value of the award which is estimated using the Binomial Lattice option pricing model. The Company believes that this model provides the best estimate of fair value due to its ability to incorporate inputs that change over time, such as volatility and interest rates, and to allow for the actual exercise behavior of option holders. The compensation cost is recognized over the requisite service period which is generally equal to the vesting period. Upon exercise, shares issued will be newly issued shares from authorized common stock.

The fair value of performance-based stock option grants is determined on their grant date through use of the Binomial Lattice option pricing model. The total value of the award is recognized over the requisite service period only if management has determined that achievement of the performance condition is probable. The requisite service period is based on management’s estimate of when the performance condition will be met. Changes in the requisite service period or the estimated probability of achievement can materially affect the amount of stock-based compensation recognized in the financial statements.

The fair value of market-based stock option grants is determined on their grant date through use of an option pricing model which uses a combination of Monte Carlo simulation and a Trinomial Lattice function. The requisite service period for market-based awards is derived from the model. Achievement of the market condition earlier than estimated can materially affect the amount of stock- based compensation recognized in the financial statements.

Stock-based compensation - Stock-based compensation awards are recognized in the financial statements based on the grant date fair value of the award which is estimated using the Binomial Lattice option pricing model. The Company believes that this model provides the best estimate of fair value due to its ability to incorporate inputs that change over time, such as volatility and interest rates, and to allow for the actual exercise behavior of option holders. The compensation cost is recognized over the requisite service period which is generally equal to the vesting period. Upon exercise, shares issued will be newly issued shares from authorized common stock.

The fair value of performance-based stock option grants is determined on their grant date through use of the Binomial Lattice option pricing model. The total value of the award is recognized over the requisite service period only if management has determined that achievement of the performance condition is probable. The requisite service period is based on management’s estimate of when the performance condition will be met. Changes in the requisite service period or the estimated probability of achievement can materially affect the amount of stock-based compensation recognized in the financial statements.

The fair value of market-based stock option grants is determined on their grant date through use of an option pricing model which uses a combination of Monte Carlo simulation and a Trinomial Lattice function. The requisite service period for market-based awards is derived from the model. Achievement of the market condition earlier than estimated can materially affect the amount of stock- based compensation recognized in the financial statements.

Income taxes [Policy Text Block]

Income taxes - The Company follows the liability method of accounting for income taxes. This method recognizes certain temporary differences between the financial reporting basis of liabilities and assets and the related income tax basis for such liabilities and assets. This method generates either a net deferred income tax liability or asset as measured by the statutory tax rates in effect. The effect of a change in tax rates is recognized in operations in the period that includes the enactment date. The Company records a valuation allowance against any portion of those deferred income tax assets when it believes, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

For acquired properties that do not constitute a business, a deferred income tax liability is recorded on GAAP basis over income tax basis using statutory federal and state rates. The resulting estimated future income tax liability associated with the temporary difference between the acquisition consideration and the tax basis is computed in accordance with Accounting Standards Codification (“ASC”) 740-10-25-51, Acquired Temporary Differences in Certain Purchase Transactions that Are Not Accounted for as Business Combinations , and is reflected as an increase in the total purchase price which is then applied to the underlying acquired assets in the absence of there being a goodwill component associated with the acquisition transactions.

Income taxes - The Company follows the liability method of accounting for income taxes. This method recognizes certain temporary differences between the financial reporting basis of liabilities and assets and the related income tax basis for such liabilities and assets. This method generates either a net deferred income tax liability or asset as measured by the statutory tax rates in effect. The effect of a change in tax rates is recognized in operations in the period that includes the enactment date. The Company records a valuation allowance against any portion of those deferred income tax assets when it believes, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred income tax asset will not be realized.

For acquired properties that do not constitute a business, a deferred income tax liability is recorded on GAAP basis over income tax basis using statutory federal and state rates. The resulting estimated future income tax liability associated with the temporary difference between the acquisition consideration and the tax basis is computed in accordance with Accounting Standards Codification (“ASC”) 740-10-25-51, Acquired Temporary Differences in Certain Purchase Transactions that Are Not Accounted for as Business Combinations , and is reflected as an increase in the total purchase price which is then applied to the underlying acquired assets in the absence of there being a goodwill component associated with the acquisition transactions.

Recent accounting standards [Policy Text Block]

Recent accounting standards - From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) that are adopted by the Company as of the specified effective date. The Company has evaluated all the recent accounting pronouncements and unless otherwise discussed, believes they will not have a material effect on the financial statements.

In February 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” to improve the transparency of reporting these reclassifications. This update is effective for reporting periods beginning after December 15, 2012. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements GAAP. The new amendments will require an organization to present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income. Additionally, the new amendments require cross-referencing to other disclosures currently required under GAAP for other reclassification items (that are not required under GAAP) to be reclassified directly to net income in their entirety in the same reporting period. The Company adopted this ASU in the first quarter of 2013. Adoption had no impact on the Company’s financial condition, results of operation, or cash flows.

In July 2013, the FASB issued ASU No. 2013-11, Presentation of an Unrecognized Tax Benefit When a Net Operating Loss Carryforward, a Similar Tax Loss, or a Tax Credit Carryforward Exists (“ASU 2   013-11”), which provides guidance on the presentation of unrecognized tax benefits when net operating loss carryforwards, similar tax losses, or tax credit carryforwards exist. The amendments in this update are effective for fiscal years (and interim periods within those years) beginning after December 15, 2013. Early adoption is permitted. The amendments should be applied prospectively to all unrecognized tax benefits that exist at the effective date. Retrospective application is permitted. The Company does not expect ASU 2013-11 to have a material effect on its financial condition, results of operation, or cash flows.

Recent accounting standards - From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) that are adopted by the Company as of the specified effective date. The Company has evaluated all the recent accounting pronouncements and unless otherwise discussed, believes they will not have a material effect on the financial statements.

In May 2011, the FASB issued additional guidance regarding fair value measurement and disclosure requirements. The most significant change relates to Level 3 fair value measurements and requires disclosure of quantitative information about unobservable inputs used, a description of the valuation processes used, and a qualitative discussion about the sensitivity of the measurements. The guidance is effective for interim and annual periods beginning on or after December 15, 2011. The Company adopted the additional fair value measurement and disclosure requirements during the first quarter of 2012. Adoption did not have a material impact on its financial position or results of operations.

In June 2011, the FASB issued amended standards to increase the prominence of items reported in other comprehensive income. These amendments eliminate the option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity and require that all changes in stockholders’ equity, except investments by, and distributions to, owners, be presented either in a single continuous statement of comprehensive income or in two separate but consecutive statements. In addition, these amendments require presentation, on the face of the financial statements, of reclassification adjustments for items that are reclassified from other comprehensive income to net income. These new standards are effective beginning in the first quarter of 2012 and are to be applied retrospectively. The Company adopted this amended standard during the first quarter of 2012. Adoption did not have a material impact on its financial position or results of operations.

In February 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-02, “Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income” to improve the transparency of reporting these reclassifications. This update is effective for reporting periods beginning after December 15, 2012. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements GAAP. The new amendments will require an organization to present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income. Additionally, the new amendments require cross-referencing to other disclosures currently required under GAAP for other reclassification items (that are not required under GAAP) to be reclassified directly to net income in their entirety in the same reporting period. The Company does not expect the adoption of this guidance to have a material effect on its financial condition, results of operation, or cash flows.

Reclassification [Policy Text Block]

Reclassification – Certain amounts in the 2011 footnotes have been reclassified to conform to the classification in the 2012 footnotes. In Note 7, Income Taxes, amounts have been reclassified from the deferred tax asset arising from net operating losses to the deferred tax asset arising from exploration costs.

PROPERTY AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	June 30, 2013			December 31, 2012
		Accumulated	Net book		Accumulated	Net book
	Cost	depreciation	value	Cost	depreciation	value

Furniture and fixtures	$20,854	$(11,824)	$9,030	$20,854	$(10,334)	$10,520
Computers and equipment	28,075	(11,598)	16,477	15,171	(10,129)	5,042
Land	30,000	-	30,000	30,000	-	30,000
Site improvements	2,925,731	(1,732,742)	1,192,989	2,925,731	(1,459,137)	1,466,594
Site equipment	1,826,617	(816,864)	1,009,753	1,736,202	(653,759)	1,082,443
Vehicles	23,595	(23,595)	-	23,595	(21,236)	2,359
Building	500,000	(158,333)	341,667	500,000	(133,333)	366,667

	$5,354,872	$(2,754,956)	$2,599,916	$5,251,553	$(2,287,928)	$2,963,625

	December 30, 2012			December 31, 2011
		Accumulated	Net book		Accumulated	Net book
	Cost	depreciation	value	Cost	depreciation	value

Furniture and fixtures	$20,854	$(10,334)	$10,520	$20,854	$(7,355)	$13,499
Computers and equipment	15,171	(10,129)	5,042	45,370	(33,800)	11,570
Land	30,000	-	30,000	30,000	-	30,000
Site improvements	2,925,731	(1,459,137)	1,466,594	2,925,731	(911,898)	2,013,833
Site equipment	1,736,202	(653,759)	1,082,443	1,274,609	(388,769)	885,840
Vehicles	23,595	(21,236)	2,359	23,595	(16,517)	7,078
Building	500,000	(133,333)	366,667	500,000	(83,333)	416,667

	$5,251,553	$(2,287,928)	$2,963,625	$4,820,159	$(1,441,672)	$3,378,487

MINERAL PROPERTIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Purchase Price Components [Table Text Block]
Purchase price:
Common stock issued	$20,000,000
Fair value of warrants issued	1,359,351
Acquisition costs	600,000

Total purchase price	21,959,351

Net deferred income tax liability assumed	10,261,194

Total	$32,220,545

Purchase price:
Common stock issued	$20,000,000
Fair value of warrants issued	1,359,351
Acquisition costs	600,000

Total purchase price	21,959,351

Net deferred income tax liability assumed	10,261,194

Total	$32,220,545

Schedule of Allocation of Acquisition Cost [Table Text Block]
Allocation of acquisition cost:
Mineral properties (including deferred tax liability assumed of $10,261,194)	$31,948,053
Property, plant and equipment	202,430
Deposits	44,720
Cash	6,570
Prepaid expenses	24,925
Accounts payable	(6,153)

Total	$32,220,545

Allocation of acquisition cost:
Mineral properties (including deferred tax liability assumed of $10,261,194)	$31,948,053
Property, plant and equipment	202,430
Deposits	44,720
Cash	6,570
Prepaid expenses	24,925
Accounts payable	(6,153)

Total	$32,220,545

Schedule of Restricted Investments [Table Text Block]
				Aggregate
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value

June 30, 2013
US Treasury Notes	$879,553	$24,041	$-	$903,594
Certificates of deposit	276,347	-	-	276,347

Total available-for-sale securities	$1,155,900	$24,041	$-	$1,179,941

December 31, 2012
US Treasury Notes	$879,553	$31,317	$-	$910,870
Certificates of deposit	275,811	-	-	275,811

Total available-for-sale securities	$1,155,364	$31,317	$-	$1,186,681

				Aggregate
	Amortized	Unrealized	Unrealized	Estimated
	Cost	Gains	Losses	Fair Value

December 31, 2012
US Treasury Notes	$879,553	$31,317	$-	$910,870
Certificates of deposit	275,811	-	-	275,811

Total available-for-sale securities	$1,155,364	$31,317	$-	$1,186,681

December 31, 2011
US Treasury Notes	$879,553	$38,729	$-	$918,282
Certificates of deposit	275,285	-	-	275,285

Total available-for-sale securities	$1,154,838	$38,729	$-	$1,193,567

STOCKHOLDERS EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule of Warrants, Valuation Assumptions [Table Text Block]
Risk-free interest rate	0.07%
Expected volatility	70.33%

Schedule of Share-based Compensation, Stock Options, and Warrants or Rights Activity [Table Text Block]
			Weighted
			Average
			Remaining
			Contractual
	Number of	Exercise	Life
	Shares	Price	(Years)

Outstanding and exercisable, December 31, 2012	49,065,768	$0.75 - 2.39	1.47
Granted	-	-	-
Forfeited/expired	(5,498,940)	0.75 - 2.39	-

Outstanding and exercisable, June 30, 2013	43,566,828	$0.75 – 0.95	1.36

			Weighted
			Average
			Remaining
			Contractual
	Number of	Exercise	Life
	Shares	Price	(Years)

Outstanding and exercisable, December 31, 2010	28,121,857	$0.75 - 2.39	2.43
Granted	2,509,100	0.80	2.50
Exercised	-	-	-

Outstanding and exercisable, December 31, 2011	30,630,957	0.75 - 2.39	1.52
Granted	18,484,901	0.80 - 0.95	3.05
Exercised	(50,000)	0.75	-

Outstanding and exercisable, December 31, 2012	49,065,858	$0.75 - 2.39	1.47

STOCK-BASED COMPENSATION (Tables)	6 Months Ended	12 Months Ended	18 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2013
Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2013

Dividend yield	-
Expected volatility	71.20% - 78.77%
Risk-free interest rate	0.71% - 2.01%
Expected life (years)	4.25 – 6.84

	2012	2011

Dividend yield	-	-
Expected volatility	70.84% - 82.80%	68.66% - 83.36%
Risk-free interest rate	0.11% - 1.96%	0.33% - 2.31%
Expected life (years)	0.10 - 5.82	2.75 - 7.88

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
				Weighted
				Average
		Weighted		Remaining
		Average Grant	Weighted	Contractual	Aggregate
	Number of	Date Fair	Average	Life	Intrinsic
	Shares	Value	Exercise Price	(Years)	Value

Outstanding, December 31, 2012	13,987,197	$0.37	$0.60	3.58
Options/warrants granted	1,825,000	0.22	0.55	6.75
Options/warrants exercised	-	-	-	-
Options/warrants expired	-	-	-	-
Options/warrants cancelled	-	-	-	-

Outstanding, June 30, 2013	15,812,197	$0.35	$0.60	3.61	$1,042,000

Exercisable, June 30, 2013	12,037,197	$0.36	$0.55	2.49	$1,042,000

				Weighted
				Average
		Weighted		Remaining
		Average Grant	Weighted	Contractual	Aggregate
	Number of	Date Fair	Average	Life	Intrinsic
	Shares	Value	Exercise Price	(Years)	Value

Outstanding, December 31, 2010	9,412,197	$0.38	$0.50	2.79
Options/warrants granted	2,412,500	0.26	0.70	5.70
Options/warrants exercised	-	-	-	-
Options/warrants expired	(37,500)	0.52	1.88	-
Options/warrants cancelled	(200,000)	0.19	0.53	-

Outstanding, December 31, 2011	11,587,197	0.41	0.54	3.93
Options/warrants granted	2,537,500	0.42	0.90	6.45
Options/warrants exercised	(100,000)	0.05	0.05	-
Options/warrants expired	(37,500)	0.55	1.88	-
Options/warrants cancelled	-	-	-	-

Outstanding, December 31, 2012	13,987,197	$0.37	$0.60	3.58	$2,097,900

Exercisable, December 31, 2012	11,387,197	$0.37	$0.55	2.70	$2,097,900

Schedule of Nonvested Share Activity [Table Text Block]
		Weighted Average
	Number of	Grant Date
	Shares	Fair Value

Unvested, December 31, 2012	2,600,000	$0.39
Granted	1,825,000	0.22
Vested	(650,000)	0.33
Forfeited	-	-

Unvested, June 30, 2013	3,775,000	$0.31

		Weighted Average
	Number of	Grant Date
	Shares	Fair Value

Unvested, December 31, 2011	1,345,832	$0.31
Granted	2,353,125	0.42
Vested	(1,098,957)	(0.35)
Forfeited	-	-

Unvested, December 31, 2012	2,600,000	$0.39

WARRANTS AND OPTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Schedule Of Private Placement Warrants Activity [Table Text Block]
			Weighted
			Average
			Remaining
		Weighted	Contractual
	Number of	Average	Life
	Shares	Exercise Price	(Years)

Balance, December 31, 2012	63,052,965	$0.89	1.94
Options/warrants granted	1,825,000	0.55	6.75
Options/warrants cancelled	-	-	-
Options/warrants expired	(5,498,940)	2.31	-

Balance, June 30, 2013	59,379,025	$0.75	1.96

			Weighted
			Average
			Remaining
		Weighted	Contractual
	Number of	Average	Life
	Shares	Exercise Price	(Years)

Balance, December 31, 2010	37,534,054	$0.92	2.52
Options/warrants granted	4,921,600	0.75	3.82
Options/warrants cancelled	(200,000)	0.53	-
Options/warrants exercised	-	-	-
Options/warrants expired	(37,500)	1.88	-

Balance, December 31, 2011	42,218,154	0.90	2.18
Options/warrants granted	21,022,401	0.88	3.46
Options/warrants cancelled	-	-	-
Options/warrants exercised	(150,000)	0.25	-
Options/warrants expired	(37,500)	1.88	-

Balance, December 31, 2012	63,053,055	$0.89	1.94

INCOME TAXES (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	June 30,	December 31,
	2013	2012
Deferred income tax assets:

Net operating loss carryforward	$9,261,034	$8,327,426
Option compensation	1,762,403	1,630,140
Property, plant & equipment	530,480	423,904
Exploration costs	557,454	570,719
Reclamation and remediation costs	235,318	235,318

Gross deferred income tax assets	12,346,689	11,187,507
Less: valuation allowance	(1,271,084)	(726,050)

Net deferred income tax assets	11,075,605	10,461,457

Deferred income tax liabilities:

Unrealized gains on investments	(8,414)	(10,961)
Acquisition related liabilities	(11,067,191)	(11,067,191)

Net deferred income tax liabilities	$-	$(616,695)

		December 31,		December 31,
		2012		2011
Deferred income tax assets:

Net operating loss carryforward		$8,327,426		$6,472,383
Option compensation		1,630,140		1,333,021
Property, plant & equipment		423,904		307,376
Exploration costs		570,719		632,947
Reclamation and remediation costs		235,318		200,318

Gross deferred income tax assets		11,187,507		8,946,045
Less: valuation allowance		(726,050)		(691,050)

Net deferred income tax assets		10,461,457		8,254,995

Deferred income tax liabilities:

Unrealized gains on investments		(10,961)		(13,556)
Acquisition related liabilities		(11,067,191)		(11,067,191)

Net deferred income tax liabilities	$	(616,695)	$	(2,825,752)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	June 30,	June 30,
	2013	2012

Income tax benefit based on statutory tax rate	$595,410	$561,971

Reconciling items:
Non-deductible items	(29,384)	(44)
Change in valuation allowance	(545,036)	(15,479)

Income tax benefit	$20,990	$546,448

	June 30,	June 30,
	2013	2012

Income tax benefit based on statutory tax rate	$1,188,607	$1,002,057

Reconciling items:
Non-deductible items	(29,425)	(126)
Change in valuation allowance	(545,034)	(17,500)

Income tax benefit	$614,148	$984,431

	December 31,	December 31,
	2012	2011

Income tax benefit at statutory tax rate	$2,232,731	$2,267,658

Reconciling items:
Non-deductible items	8,731	(22,602)
Change in valuation allowance	(35,000)	345,337

Income tax benefit	$2,206,462	$2,590,393

COMPREHENSIVE LOSS (Tables)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012
Schedule of Comprehensive Income (Loss) [Table Text Block]
	December 31,	December 31
	2012	2011

Net loss	$(4,172,767)	$(3,888,629)

Other comprehensive (loss) income:
Unrealized (loss) income on investments, net of deferred tax	(4,817)	25,787

Comprehensive loss	$(4,177,584)	$(3,862,842)

Tax Effects of Comprehensive Loss [Table Text Block]
	June 30, 2013	June 30, 2012
Unrealized holding (losses) gains	$(5,079)	$2,433
Income tax benefit (expense)	1,778	(850)
Total unrealized (loss) gain, net of tax	$(3,301)	$1,583

	June 30, 2013	June 30, 2012
Unrealized holding losses	$(7,276)	$(4,705)
Income tax benefit	2,547	1,648
Total unrealized loss, net of tax	$(4,729)	$(3,057)

	December 31,	December 31,
	2012	2011

Unrealized holding (loss) gain	$(7,413)	$39,674
Income tax benefit (expense)	2,596	(13,887)

Total unrealized (loss) income, net of tax	$(4,817)	$25,787

RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2013
Schedule of Transactions Between the Company and DOSA [Table Text Block]
	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Wage and rent reimbursements	$4,125	$20,262	$8,250	$20,262

Schedule of Transactions Between the Company and NMC [Table Text Block]
	Three Months	Three Months	Six Months	Six Months
	Ended	Ended	Ended	Ended
	June 30, 2013	June 30, 2012	June 30, 2013	June 30, 2012

Reimbursement of expenses	$5,656	$7,378	$12,762	$22,837
Consulting services provided	105,000	105,000	210,000	210,000

Mineral and exploration expense – related party	$110,656	$112,378	$222,762	$232,837

Equipment purchases	-	50,000	25,000	50,000

DESCRIPTION OF BUSINESS, HISTORY AND SUMMARY OF SIGNIFICANT POLICIES (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Comprehensive Income (Loss), Net of Tax, Attributable to Parent	$ 1,683,481	$ 1,057,599	$ 2,786,604	$ 1,881,646	$ 4,177,584	$ 3,862,842	$ 22,638,122	$ 25,424,726
Development Stage Enterprise, Deficit Accumulated During Development Stage	25,440,353		25,440,353		22,658,478	18,485,711	22,658,478	25,440,353
Other Comprehensive Income (Loss), Net of Tax			$ 15,627		$ 20,356
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount			59,379,025	54,343,555	63,053,055	42,218,154
Maximum [Member]
Property, Plant and Equipment, Useful Life			39 years		39 years
Minimum [Member]
Property, Plant and Equipment, Useful Life			3 years		3 years

PROPERTY AND EQUIPMENT (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended
	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Depreciation	$ 821,891	$ 234,375	$ 227,787	$ 467,028	$ 437,372	$ 900,540	$ 821,891	$ 2,342,214	$ 2,809,242

MINERAL PROPERTIES (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended	1 Months Ended				1 Months Ended	12 Months Ended		1 Months Ended			1 Months Ended		3 Months Ended		6 Months Ended		9 Months Ended						6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Aug. 31, 2010 Columbus Project [Member] D	Feb. 29, 2008 Columbus Project [Member]	Feb. 20, 2008 Columbus Project [Member]	Feb. 19, 2008 Columbus Project [Member]	Jul. 31, 2011 Red Mountain Project [Member]	Dec. 31, 2012 Red Mountain Project [Member]	Jul. 20, 2011 Red Mountain Project [Member]	Jul. 31, 2011 Red Mountain Project [Member] Qualifying Expenditures [Member]	Jul. 31, 2011 Red Mountain Project [Member] Scenario, Forecast [Member]	Jul. 20, 2011 Red Mountain Project [Member] Scenario, Forecast [Member]	Jun. 30, 2013 Reclamation bonds [Member]	Dec. 31, 2012 Reclamation bonds [Member]	Jun. 30, 2013 Reclamation bonds [Member]	Jun. 30, 2012 Reclamation bonds [Member]	Jun. 30, 2013 Reclamation bonds [Member]	Jun. 30, 2012 Reclamation bonds [Member]	Sep. 30, 2012 Reclamation bonds [Member]	Sep. 30, 2011 Reclamation bonds [Member]	Dec. 31, 2011 Reclamation bonds [Member]	Jun. 30, 2013 Reclamation and remediation activities [Member]	Sep. 30, 2012 Reclamation and remediation activities [Member]	Dec. 31, 2011 Reclamation and remediation activities [Member]	Jun. 30, 2013 DDB Claims [Member]	Dec. 31, 2012 DDB Claims [Member]	Jun. 30, 2013 DDB Claims [Member] Scenario, Adjustment [Member]	Dec. 31, 2012 DDB Claims [Member] Scenario, Adjustment [Member]	Jul. 20, 2011 Maximum [Member] Red Mountain Project [Member]	Jul. 20, 2011 Minimum [Member] Red Mountain Project [Member]
Mineral Property, Interest Held											100.00%	15.00%		30.60%	30.60%			100.00%																	29.40%	0.10%
Net Smelter Return Royalty Percentage										5.00%			5.00%	5.00%																	2.00%	2.00%
Stock Issued During Period, Shares, Acquisitions										10,440,087
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued										5,220,059
Equity Issuance, Per Share Amount										$ 2.39
Payments to Acquire Property, Plant, and Equipment			$ 103,319	$ 166,180	$ 252,843	$ 118,558	$ 4,947,158	$ 5,050,477					$ 600,000			$ 2,000															$ 180,080	$ 180,080	$ 180,000	$ 180,000
Payments to Acquire Other Property, Plant, and Equipment																	200,000														10	10	80	80
Consecutive trading days									20
Other Commitment																															400,000	400,000
Mineral Property, Shares Issued, Value																	3,800,000
Trading Days																	20
Closing Price Over Exercise Price									150.00%
Cash bonding																			39,719	40,000					40,000
Restricted Investments																			1,179,941	1,186,681	1,179,941		1,179,941		1,186,681		1,193,567
Exceeded bonding requirements																			29,941	36,681	29,941		29,941		36,681		43,567
Other Comprehensive Income (Loss), Tax	1,778	(850)	2,547	1,648	2,596	(13,887)															(5,079)	2,433	(7,276)	(4,705)	(7,413)	39,674
Asset Retirement Obligation																												672,338	672,338	572,338
Payment to Maintain Buyout															8,000
Payments for Rent																															$ 220,000	$ 220,000

STOCKHOLDERS EQUITY (Narrative) (Details) (USD $)	1 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended				6 Months Ended	12 Months Ended				1 Months Ended		1 Months Ended							12 Months Ended				1 Months Ended						12 Months Ended							1 Months Ended
	May 31, 2013	Apr. 30, 2007	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2010	Apr. 25, 2007	Apr. 24, 2007	Sep. 30, 2012 Issuance of 100,000 shares of common stock [Member]	Jul. 31, 2012 Issuance of 50,000 shares of common stock [Member]	Dec. 31, 2012 Issuance of 20,000 shares of common stock on January 28, 2008 [Member]	Feb. 29, 2008 Issuance of 10,440,087 shares of common stock on February 20, 2008 [Member]	Dec. 31, 2012 Issuance of 10,440,087 shares of common stock on February 20, 2008 [Member]	Feb. 20, 2008 Issuance of 10,440,087 shares of common stock on February 20, 2008 [Member]	Dec. 31, 2012 Private Placement Offering [Member]	Nov. 30, 2012 Private Placement Offering [Member]	Mar. 31, 2012 Private Placement Offering [Member]	Jun. 30, 2011 Private Placement Offering [Member]	Jun. 30, 2013 Private Placement Offering [Member]	Dec. 31, 2012 Private Placement Offering [Member]	Mar. 15, 2012 Private Placement Offering [Member]	Jun. 08, 2011 Private Placement Offering [Member]	Jan. 14, 2010 Private Placement Offering [Member]	Feb. 29, 2012 Concurrent Private Placement [Member]	Feb. 23, 2012 Concurrent Private Placement [Member]	Oct. 31, 2010 Directors Compensation [Member]	Feb. 29, 2012 Private Placement to US Accredited Investors [Member]	Jan. 31, 2010 Private Placement to US Accredited Investors [Member]	Nov. 30, 2009 Private Placement to US Accredited Investors [Member]	Oct. 31, 2009 Private Placement to US Accredited Investors [Member]	Sep. 30, 2009 Private Placement to US Accredited Investors [Member]	Aug. 31, 2009 Private Placement to US Accredited Investors [Member]	Dec. 31, 2007 Private Placement to US Accredited Investors [Member]	Nov. 14, 2009 Private Placement to US Accredited Investors [Member]	Oct. 09, 2009 Private Placement to US Accredited Investors [Member]	Aug. 14, 2009 Private Placement to US Accredited Investors [Member]	Mar. 31, 2012 Private Placement to Non-US Persons [Member]	Feb. 29, 2012 Private Placement to Non-US Persons [Member]	Nov. 30, 2009 Private Placement to Non-US Persons [Member]	Oct. 31, 2009 Private Placement to Non-US Persons [Member]	Sep. 30, 2009 Private Placement to Non-US Persons [Member]	Aug. 31, 2009 Private Placement to Non-US Persons [Member]	Dec. 31, 2007 Private Placement to Non-US Persons [Member]	Jun. 30, 2012 Private Placement to Non-US Persons [Member]	Mar. 15, 2012 Private Placement to Non-US Persons [Member]	Feb. 23, 2012 Private Placement to Non-US Persons [Member]	Nov. 14, 2009 Private Placement to Non-US Persons [Member]	Oct. 09, 2009 Private Placement to Non-US Persons [Member]	Sep. 02, 2009 Private Placement to Non-US Persons [Member]	Nov. 30, 2012 Maximum [Member] Private Placement Offering [Member]	Feb. 29, 2012 Maximum [Member] Concurrent Private Placement [Member]	Nov. 30, 2012 Minimum [Member] Private Placement Offering [Member]
Warrant modification			$ 83,925
Fair Value Assumptions Warrants, Expected Term	0 years 4 months 24 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			0		(100,000)	0						100,000	50,000
Stock Issued During Period, Value, Stock Options Exercised												5,000	37,500	20,000															500,000
Investment Options, Exercise Price												$ 0.05	$ 0.75	$ 0.05								$ 0.8
Stock Issued During Period, Shares, New Issues																				4,030,000							5,530,000			5,230,000											300,000
Equity Issuance, Per Share Amount															$ 2.39				$ 0.95	$ 0.5	$ 0.8		$ 0.75				$ 0.5		$ 0.05		$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75							$ 0.75	$ 0.75	$ 0.75	$ 0.75									$ 2.4
Consecutive Trading Days																					20						20
Proceeds from Issuance of Private Placement																			5,782,986	2,015,000			90,000				2,765,000			2,615,000	4,875,750	1,500,500	328,500	180,000	388,710						150,000	315,000	2,661,750	695,750	180,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																								0.8				0.8
Accelerate the expiration date of the warrants if the volume weighted average price for our common stock																				$ 2.4
Accelerate expiration date warrants for consecutive trading																				20
Warrants and Rights Outstanding																								16,000																									12,000
Additional cash fee of the exercise price of warrants exercised																																									4.00%
Payments of Stock Issuance Costs			0	42,266	437,512	2,455	1,000,004	1,000,004											395,245	8,000	2,455																				28,267
Units issued during the period																			8,896,901		5,018,199		200,000								10,835,000	3,334,444	730,000	400,000	863,800	11,812,000						700,000	5,915,000	1,546,111	400,000	8,188,000
Units issued during period per unit amount																			$ 0.65		$ 0.55		$ 0.45								$ 0.45	$ 0.45	$ 0.45	$ 0.45	$ 0.45	$ 0.65						$ 0.45	$ 0.45	$ 0.45	$ 0.45	$ 0.65
Units issued during the period value																					2,760,009
Percentage of subscription proceeds to be paid for cash penalties																																																					6.00%		1.00%
Penalty amount																		1,900																																			346,979
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price			$ 0.6		$ 0.6	$ 0.54	$ 0.6	$ 0.6	$ 0.5																$ 2.8
Finders fees																																															6,000	14,000	6,000
Units authorized for issuance during the period																									5,500,000
Filing and legal fees																																									28,266
Commissions Payable to Broker-Dealers and Clearing Organizations																										6,300											17,150	16,695	20,648											22,050	174,983	35,000
Shares to be issued upon exercise of warrants																										6,000										90,150	16,333	15,900	19,665							70,500				21,000	166,650	33,333
Payment of Financing and Stock Issuance Costs																							99								5,344	2,995	656	1,062	2,292					42,267	42,266	627	5,313	4,107	1,063
Common Stock, Share Subscribed but Unissued, Subscriptions Receivable																																					63,000
Stock Issued During Period, Shares, Acquisitions																10,440,087
Class of Warrant or Right, Outstanding			59,379,025		63,053,055	42,218,154	63,053,055	59,379,025	37,534,054								5,220,059
Purchase warrant exercise period																	5 years
Payments for Commissions																																				$ 136,727										$ 106,925
Common Stock, Shares Authorized			400,000,000		400,000,000	400,000,000	400,000,000	400,000,000		400,000,000	100,000,000
Common Stock, Par or Stated Value Per Share			$ 0.001		$ 0.001	$ 0.001	$ 0.001	$ 0.001		$ 0.001	$ 0.001
Stock Issued During Period, Shares, Other		30,000,000
Trading Volume As A Part Of the Companys Free Float																							0.20%

STOCK-BASED COMPENSATION (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended						142 Months Ended	148 Months Ended		1 Months Ended				1 Months Ended								6 Months Ended	1 Months Ended			6 Months Ended		1 Months Ended									6 Months Ended	12 Months Ended	0 Months Ended	6 Months Ended	0 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2012	Jun. 30, 2013	Sep. 30, 2012	Mar. 31, 2007 Stock option plans [Member]	Jun. 30, 2013 Stock option plans [Member]	Dec. 31, 2012 Stock option plans [Member]	Mar. 27, 2007 Stock option plans [Member]	Apr. 23, 2012 Grant of 800,000 shares of common stock [Member]	Apr. 30, 2012 Grant of 800,000 shares of common stock [Member]	Apr. 23, 2012 Grant of additional 800,000 shares of common stock [Member]	Apr. 30, 2012 Grant of additional 800,000 shares of common stock [Member]	Apr. 23, 2012 Grant of 200,000 shares of common stock [Member]	Apr. 30, 2012 Grant of 200,000 shares of common stock [Member]	Apr. 23, 2012 Grant of additional 200,000 options exercisable [Member]	Apr. 30, 2012 Grant of additional 200,000 options exercisable [Member]	Jun. 30, 2013 Grant of additional 200,000 options exercisable [Member]	Apr. 23, 2012 Grant of 37,500 options exercisable [Member]	Apr. 30, 2012 Grant of 37,500 options exercisable [Member]	Apr. 30, 2012 Grant of 400,000 options [Member]	Jun. 30, 2013 Grant of 400,000 options [Member]	Apr. 23, 2012 Grant of 400,000 options [Member]	Nov. 30, 2012 Extended expiration date of 200,000 stock options [Member]	Dec. 31, 2011 Extended expiration date of 3,200,000 stock options [Member]	Oct. 31, 2011 37,500 shares of common stock granted [Member]	Aug. 31, 2011 975,000 shares of common stock granted [Member]	Aug. 31, 2011 300,000 shares of common stock granted first [Member]	Aug. 31, 2011 300,000 shares of common stock granted second [Member]	Aug. 31, 2011 500,000 shares of common stock granted [Member]	Apr. 30, 2011 200,000 shares of common stock granted [Member]	Mar. 31, 2011 100,000 shares of common stock granted [Member]	Jun. 30, 2013 100,000 shares of common stock granted [Member]	Dec. 31, 2012 Company received $5,000 from the exercise of stock options [Member]	Apr. 16, 2013 Grant of 225,000 shares of common stock [Member]	Jun. 30, 2013 Grant of 225,000 shares of common stock [Member]	Feb. 15, 2013 Grant of 325,000 shares of common stock [Member]	Feb. 15, 2013 Grant of 325,000 shares of common stock2 [Member]	Feb. 15, 2013 Grant of 950,000 common stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures			1,825,000		2,537,500	2,412,500								6,000,000				800,000	800,000	800,000	800,000	200,000	200,000	200,000	200,000		37,500	37,500	400,000	400,000				37,500	975,000	300,000	300,000	500,000	200,000	100,000	100,000		225,000		325,000	325,000	950,000
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																	6,000,000
Equity Issuance, Per Share Amount																																		$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.36	$ 0.23
Extended expiration date stock options																																200,000	3,200,000
Increase equal to total number of outstanding shares														15.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number	15,812,197		15,812,197		13,987,197	11,587,197	9,412,197				13,987,197	15,812,197			11,012,197	10,441,916
Share-based Compensation Arrangement by Share-based Payment Award, Options, Issued, Number															11,966,916
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number	12,037,197		12,037,197		11,387,197						11,387,197	12,037,197				9,487,197															100,000
Stock option granted, weighted average exercise price															$ 0.52			$ 0.9		$ 0.9		$ 0.9		$ 0.9			$ 0.9			$ 0.9													$ 0.41		$ 0.57	$ 0.57	$ 0.57
Options immediately vested rate																									25.00%	25.00%	25.00%	25.00%	25.00%	25.00%								25.00%
Options immediately vested																																			343,750				50,000					75,000
Remaining options vesting rate																									25.00%	25.00%	25.00%	25.00%	25.00%	25.00%								25.00%									25.00%
Share based compensation options subject to vesting																																			631,250				50,000
Share-based Compensation	$ 223,698	$ 287,465	$ 377,895	$ 311,879	$ 887,219	$ 1,180,667	$ 1,232,927	$ 108,323	$ 1,474,693	$ 101,317		$ 5,338,104																				$ 2,926
Employee Service Share-based Compensation, Nonvested Awards, Total Compensation Cost Not yet Recognized	528,150		528,150									528,150	512,592
Investment Options, Exercise Price																													$ 0.9			$ 0.55	$ 0.05							$ 0.26
Income Tax Expense (Benefit)	(20,990)	(546,448)	(614,148)	(984,431)	(2,206,462)	(2,590,393)					(9,655,460)	(10,269,608)
Proceeds from Stock Options Exercised																																										5,000
Other Tax Expense (Benefit)					310,527	413,233																																				29,750
Total Intrinsic Value Of The Options Exercised																																										85,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value			$ 393,453		$ 222,370
Share-based Compensation Arrangement by Share-based Payment Award, Options, Number of Shares Vested					433,680	1,411,769
Share Based Compensation Arrangement Weighted Average Period Cost Recognized	0 years 10 months 6 days		0 years 10 months 6 days		0 years 9 months 4 days						0 years 9 months 4 days	0 years 10 months 6 days

INCOME TAXES (Narrative) (Details) (USD $)	1 Months Ended			78 Months Ended	84 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2012
Federal net operating loss carryforward	$ 26,460,101	$ 23,792,649	$ 18,492,524	$ 0	$ 0

COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended		1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended	1 Months Ended	9 Months Ended
	Jun. 30, 2013 Lease obligations [Member]	Jun. 30, 2013 Lease obligations [Member]	Jun. 30, 2012 Lease obligations [Member]	Jun. 30, 2013 Lease obligations [Member]	Jun. 30, 2012 Lease obligations [Member]	Dec. 31, 2012 Lease obligations [Member]	Dec. 31, 2011 Lease obligations [Member]	Mar. 31, 2007 Columbus Project [Member]	Sep. 30, 2012 Columbus Project [Member]	Mar. 31, 2007 Red Mountain Project [Member]	Sep. 30, 2012 Red Mountain Project [Member]	Jun. 30, 2011 Standby Letters of Credit [Member]	Sep. 30, 2012 Standby Letters of Credit [Member]	Sep. 30, 2012 Consultant Bonus [Member]	Apr. 30, 2012 Consultant Bonus [Member]	Jun. 30, 2013 Registration Payment Arrangement, Arrangement [Domain] [Member]	Dec. 31, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member]	Nov. 30, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member]	Dec. 31, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member] Maximum [Member]	Nov. 30, 2012 Registration Payment Arrangement, Arrangement [Domain] [Member] Maximum [Member]
Operating Leases, Rent Expense		$ 17,925	$ 13,800	$ 36,675	$ 27,600	$ 71,700	$ 71,700
Lease And Rental Expense Paid To DOSA Consulting		4,125		8,250		16,500
Payments for Rent				3,999
Payments For Rent Increase				4.00%
Payment For Operating Expenses				748
Payments for Deposits	20,473
Net Smelter Return Royalty Percentage								5.00%	5.00%	5.00%	5.00%
Stand By Letter Of Credit Value												175,000	175,000
Certificates of Deposit, at Carrying Value												175,000	175,000
Required to pay of the total value of the letter of credit												2.00%	2.00%
Contingent Consultant Bonus Cash Value														400,000	400,000
Contingent Consultant Bonus Number of Warrants														3,000,000	3,000,000
Contingent Consultant Bonus Exercise Price Of Warrants														0.9	0.9
Registration Payment Arrangement Cash Penalties of Subscription Proceeds																	1.00%	1.00%	6.00%	6.00%
Registration Payment Arrangement, Maximum potential penalty																$ 5,757		$ 1,900		$ 346,979

CONCENTRATIONS (Narrative) (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Cash, FDIC Insured Amount	$ 250,000	$ 250,000
Cash, Uninsured Amount	$ 2,288,666	$ 4,701,783

COMPREHENSIVE LOSS (Narrative) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Unrealized holding gains/losses	$ (5,079)	$ 2,433	$ (7,276)	$ (4,705)	$ (7,413)	$ 39,674
Income tax benefit	1,778	(850)	2,547	1,648	2,596	(13,887)
Unrealized (loss) gain on investments, net of tax	$ (3,301)	$ 1,583	$ (4,729)	$ (3,057)	$ (4,817)	$ 25,787	$ 20,356	$ 15,627

RELATED PARTY TRANSACTIONS (Narrative) (Details) (USD $)	6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended	12 Months Ended	6 Months Ended		12 Months Ended		3 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012 DOSA Consulting, LLC [Member]	Jun. 30, 2013 NMC [Member]	Jun. 30, 2012 NMC [Member]	Dec. 31, 2012 NMC [Member]	Dec. 31, 2011 NMC [Member]	Mar. 31, 2013 McNeil Consulting Group, LLC [Member]	Jun. 30, 2013 McNeil Consulting Group, LLC [Member]	Dec. 31, 2012 McNeil Consulting Group, LLC [Member]	Jun. 30, 2013 Former officers [Member]	Dec. 31, 2012 Former officers [Member]	Dec. 31, 2011 Directors
Net smelter return royalty to NMC								5.00%		5.00%
Majority Stockholder Ownership Percentage								29.00%		29.00%
Related Party Transaction, Expenses from Transactions with Related Party										$ 62,362	$ 101,478			$ 91
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party							36,762			420,000	420,000
Payments for Deposits											195,000
Due to Related Parties, Current	23,290		23,290	23,290	23,290	23,290	36,151	1,207		36,151	42,181		12,500	12,500
Related Party Transaction, Amounts of Transaction							361,904		112,378	361,904		15,000	30,000	37,500	23,290	23,290	2,000
Payments to Acquire Property, Plant, and Equipment	$ 103,319	$ 166,180	$ 252,843	$ 118,558	$ 4,947,158	$ 5,050,477	$ 22,469			$ 50,000

Property, Plant and Equipment (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 30, 2012	Dec. 31, 2011
Cost	$ 5,354,872	$ 5,251,553	$ 5,251,553	$ 4,820,159
Accumulated depreciation	(2,754,956)	(2,287,928)	(2,287,928)	(1,441,672)
Net book value	2,599,916	2,963,625	2,963,625	3,378,487
Furniture and fixtures [Member]
Cost	20,854	20,854	20,854	20,854
Accumulated depreciation	(11,824)	(10,334)	(10,334)	(7,355)
Net book value	9,030	10,520	10,520	13,499
Computers and equipment [Member]
Cost	28,075	15,171	15,171	45,370
Accumulated depreciation	(11,598)	(10,129)	(10,129)	(33,800)
Net book value	16,477	5,042	5,042	11,570
Land [Member]
Cost	30,000	30,000	30,000	30,000
Accumulated depreciation	0	0	0	0
Net book value	30,000	30,000	30,000	30,000
Site improvements [Member]
Cost	2,925,731	2,925,731	2,925,731	2,925,731
Accumulated depreciation	(1,732,742)	(1,459,137)	(1,459,137)	(911,898)
Net book value	1,192,989	1,466,594	1,466,594	2,013,833
Site equipment [Member]
Cost	1,826,617	1,736,202	1,736,202	1,274,609
Accumulated depreciation	(816,864)	(653,759)	(653,759)	(388,769)
Net book value	1,009,753	1,082,443	1,082,443	885,840
Vehicles [Member]
Cost	23,595	23,595	23,595	23,595
Accumulated depreciation	(23,595)	(21,236)	(21,236)	(16,517)
Net book value	0	2,359	2,359	7,078
Building [Member]
Cost	500,000	500,000	500,000	500,000
Accumulated depreciation	(158,333)	(133,333)	(133,333)	(83,333)
Net book value	$ 341,667	$ 366,667	$ 366,667	$ 416,667

Schedule of Purchase Price Components (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012
Common stock issued	$ 20,000,000		$ 20,000,000
Fair value of warrants issued	1,359,351		1,359,351
Acquisition costs	600,000		600,000
Total purchase price	21,959,351		21,959,351
Net deferred income tax liability assumed	10,261,194	10,261,194
Total	$ 32,220,545	$ 32,220,545

Schedule of Allocation of Acquisition Cost (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Mineral properties	$ 31,948,053	$ 31,948,053
Deferred tax liability assumed	10,261,194	10,261,194
Property, plant and equipment	202,430	202,430
Deposits	44,720	44,720
Cash	6,570	6,570
Prepaid expenses	24,925	24,925
Accounts payable	(6,153)	(6,153)
Total	$ 32,220,545	$ 32,220,545

Schedule of Restricted Investments (Details) (USD $)	1 Months Ended		12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Amortized Cost	$ 1,155,900	$ 1,155,364	$ 1,155,364	$ 1,154,838
Gross Unrealized Gains	24,041	31,317	31,317	38,729
Gross Unrealized Losses	0	0	0	0
Aggregate Estimated Fair Value	1,179,941	1,186,681	1,186,681	1,193,567
US Treasury Notes [Member]
Amortized Cost	879,553	879,553	879,553	879,553
Gross Unrealized Gains	24,041	31,317		38,729
Gross Unrealized Losses	0	0		0
Aggregate Estimated Fair Value	903,594	910,870	910,870	918,282
Certificates of deposit [Member]
Amortized Cost	276,347	275,811	275,811	275,285
Gross Unrealized Gains	0	0		0
Gross Unrealized Losses	0	0		0
Aggregate Estimated Fair Value	$ 276,347	$ 275,811	$ 275,811	$ 275,285

Schedule of Warrants, Valuation Assumptions (Details)	6 Months Ended
Jun. 30, 2013
Risk-free interest rate	0.07%
Expected volatility	70.33%

Schedule of Share-based Compensation, Stock Options, and Warrants or Rights Activity (Details) (USD $)	6 Months Ended	12 Months Ended			6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012 Investor Warrant Activity [Member]	Dec. 31, 2011 Investor Warrant Activity [Member]	Dec. 31, 2010 Investor Warrant Activity [Member]	Jun. 30, 2013 Maximum [Member]	Dec. 31, 2012 Maximum [Member] Investor Warrant Activity [Member]	Dec. 31, 2010 Maximum [Member] Investor Warrant Activity [Member]	Jun. 30, 2013 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Investor Warrant Activity [Member]	Dec. 31, 2010 Minimum [Member] Investor Warrant Activity [Member]
Class of Warrants or Right Outstanding and Exercisable, Number, Beginning of Period	49,065,768	30,630,957	28,121,857
Class of Warrants or Right Outstanding and Exercisable, Exercise Price, Beginning of Period					$ 2.39	$ 2.39	$ 2.39	$ 0.75	$ 0.75	$ 0.75
Class of Warrants or Right Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years), Beginning of Period	1 year 5 months 19 days	1 year 6 months 7 days	2 years 5 months 5 days
Class of Warrants or Right Outstanding, Number of Shares Granted in Period	0	18,484,901	2,509,100
Class of Warrants or Right Outstanding, Grants in Period, Exercise Price	$ 0		$ 0.8			$ 0.95			$ 0.8
Class of Warrants or Right Outstanding, Grants in Period, Weighted Average Remaining Contractual Life (Years)	0 years	3 years 18 days	2 years 6 months
Class of Warrants or Right Outstanding, Number of Shares Forfeited/Expired	(5,498,940)	(50,000)	0
Class of Warrants or Right Outstanding, Forfeited/Expired, Exercise Price					$ 2.39			$ 0.75
Class of Warrants or Right Outstanding, Forfeited/Expired, Weighted Average Remaining Contractual Life (Years)	0 years	0 years
Class of Warrants or Right Outstanding and Exercisable, Number, End of Period	43,566,828	49,065,858
Class of Warrants or Right Outstanding and Exercisable, Exercise Price, End of Period		$ 0.75		$ 0	$ 0.95	$ 2.39		$ 0.75	$ 0.75
Class of Warrants or Right Outstanding and Exercisable, Weighted Average Remaining Contractual Life (Years), End of Period	1 year 4 months 10 days	1 year 5 months 19 days		0 years

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Dividend Rate	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Minimum	71.20%	70.84%	68.66%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Volatility Rate, Maximum	78.77%	82.80%	83.36%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Minimum	0.71%	0.11%	0.33%
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Risk Free Interest Rate, Maximum	2.01%	1.96%	2.31%
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	6 years 10 months 2 days	5 years 9 months 25 days	7 years 10 months 17 days
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	4 years 3 months	0 years 1 month 6 days	2 years 9 months

Schedule of Share-based Compensation, Stock Options, Activity (Details) (USD $)	1 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning of Period		13,987,197	11,587,197	9,412,197
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Grant Date Fair Value, Beginning of Period	0.37	0.35	0.37	0.41		0.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period		$ 0.6	$ 0.54	$ 0.5
Share-based Compensation, Shares Authorized Under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term, Beginning of Period		3 years 6 months 29 days	3 years 11 months 5 days	2 years 9 months 14 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value, Beginning of Period	$ 2,097,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value		1,042,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		1,825,000	2,537,500	2,412,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value		$ 0.22	$ 0.42	$ 0.26
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 0.55	$ 0.9	$ 0.7
Share-based Compensation, Shares Authorized Under Stock Option Plans, Exercise Price Range, Options, Granted Weighted Average Remaining Contractual Term		6 years 9 months	6 years 5 months 12 days	5 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		0	(100,000)	0
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Weighted Average Grant Date Fair Value		0	0.05	0
Share-based Compensation Arrangement By Share Based Payment Award, Exercised, Weighted Average Exercise Price		0	0.05	0
Share-based Compensation Shares Authorized Under Stock Option Plans, Exercise Price Range, Options Exercised Weighted Average Remaining Contractual Term	0 years	0 years	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period		0	(37,500)	(37,500)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period, Weighted Average Grant Date Fair Value		0	0.55	0.52
Share-based Compensation Arrangement by Share-based Payment Award, Options, Expirations in Period, Weighted Average Exercise Price		$ 0	$ 1.88	$ 1.88
Share-based Compensation Shares Authorized Under Stock Option Plans, Exercise Price Range, Options Expired, Weighted Average Remaining Contractual Term		0 years	0 years	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period		0	0	(200,000)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Grant Date Fair Value		0	0	0.19
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period, Weighted Average Exercise Price		$ 0	$ 0	$ 0.53
Share-based Compensation Shares Authorized Under Stock Option Plans, Exercise Price Range, Options Cancelled, Weighted Average Remaining Contractual Term		0 years	0 years	0 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, End of Period	13,987,197	15,812,197	13,987,197	11,587,197
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Grant Date Fair Value, End of Period	0.37	0.35	0.37	0.41		0.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 0.6	$ 0.6	$ 0.6	$ 0.54
Share-based Compensation, Shares Authorized Under Stock Option Plans, Exercise Price Range, Outstanding Options, Weighted Average Remaining Contractual Term, End of Period	3 years 6 months 29 days	3 years 7 months 10 days	3 years 6 months 29 days	3 years 11 months 5 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value, End of Period	2,097,900
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value, End of Period		1,042,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number, End of Period		11,387,197			12,037,197
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Grant Date Fair Value, End of Period	$ 0.37	$ 0.36	$ 0.37
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Exercise Price, End of Period		$ 0.55			$ 0.55
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term, End of Period	2 years 8 months 12 days	2 years 5 months 26 days	2 years 8 months 12 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Intrinsic Value, End of Period	$ 2,097,900		$ 2,097,900

Schedule of Nonvested Share Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Sep. 30, 2012
Share Based Compensation Arrangement By Share Based Payment Award Unvested Options Outstanding Number	2,600,000	1,345,832
Share Based Compensation Arrangement By Share Based Payment Award Unvested Options Outstanding Weighted Average Grant Date Fair Value	$ 0.39	$ 0.31
Share Based Compensation Arrangement By Share Based Payment Award Options Grants In Period Net of Forfeitures	1,825,000			2,353,125
Share-based Compensation, Options Subject to Vesting, Grants in Period, Weighted Average Grant Date Fair Value	0.22	0.42
Share Based Compensation Arrangement By Share Based Payment Award Vested Options Outstanding Number	(650,000)	(1,098,957)
Share Based Compensation Arrangement By Share Based Payment Award Vested Options Weighted Average Grant Date Fair Value	0.33	(0.35)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures in Period	0	0	(200,000)
Share Based Compensation Arrangement By Share Based Payment Award Forfeited Options Weighted Average Grant Date Fair Value	0
Share Based Compensation Arrangement By Share Based Payment Award Unvested Options Outstanding Number	3,775,000	2,600,000	1,345,832
Share Based Compensation Arrangement By Share Based Payment Award Unvested Options Weighted Average Grant Date Fair Value	$ 0.31	$ 0.39

Schedule Of Private Placement Warrants Activity (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Shares, Outstanding		63,052,965
Class of Warrant or Right, Outstanding, Beginning of Period	63,053,055	42,218,154	37,534,054
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 0.89	$ 0.9	$ 0.92
Class of Warrant or Right, Weighted Average Remaining Contractual Term, Beginning of Period	1 year 11 months 8 days	2 years 2 months 5 days	2 years 6 months 7 days
Class of Warrant or Right, Grants in Period, Net of Forfeitures	1,825,000	21,022,401	4,921,600
Class of Warrant or Right, Grants in Period, Weighted Average Exercise Price	$ 0.55	$ 0.88	$ 0.75
Class of Warrant or Right, Grants in Period, Weighted Average Remaining Contractual Term	6 years 9 months	3 years 5 months 16 days	3 years 9 months 25 days
Class of Warrant or Right, Forfeitures in Period	0	0	(200,000)
Class of Warrant or Right, Forfeitures in Period, Weighted Average Exercise Price	$ 0	$ 0	$ 0.53
Class of Warrant or Right, Forfeitures in Period, Weighted Average Remaining Contractual Term	0 years	0 years	0 years
Class of Warrant or Right, Exercises in Period		(150,000)	0
Class of Warrant or Right, Exercises in Period, Weighted Average Exercise Price		$ 0.25	$ 0
Class of Warrant or Right, Exercised, Weighted Average Remaining Contractual Term		0 years	0 years
Class of Warrant or Right, Expirations in Period	(5,498,940)	(37,500)	(37,500)
Class of Warrant or Right, Expirations in Period, Weighted Average Exercise Price	$ 2.31	$ 1.88	$ 1.88
Class of Warrant or Right, Expirations in Period, Weighted Average Remaining Contractual Term	0 years	0 years	0 years
Class of Warrant or Right, Outstanding, End of Period	59,379,025	63,053,055	42,218,154
Class of Warrant or Right, Outstanding, Weighted Average Exercise Price, End of Period	$ 0.75	$ 0.89	$ 0.9
Class of Warrant or Right, Weighted Average Remaining Contractual Term, End of Period	1 year 11 months 16 days	1 year 11 months 8 days	2 years 2 months 5 days

Schedule of Deferred Tax Assets and Liabilities (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Net operating loss carryforward	$ 9,261,034	$ 8,327,426	$ 6,472,383
Option compensation	1,762,403	1,630,140	1,333,021
Property, plant and equipment	530,480	423,904	307,376
Exploration costs	557,454	570,719	632,947
Reclamation and remediation costs	235,318	235,318	200,318
Gross deferred income tax assets	12,346,689	11,187,507	8,946,045
Less: valuation allowance	(1,271,084)	(726,050)	(691,050)
Net deferred income tax assets	11,075,605	10,461,457	8,254,995
Unrealized gains on investments	(8,414)	(10,961)	(13,556)
Acquisition related liabilities	(11,067,191)	(11,067,191)	(11,067,191)
Net deferred income tax liabilities	$ 0	$ (616,695)	$ 2,825,752

Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Income tax benefit based on statutory tax rate	$ 595,410	$ 561,971	$ 1,188,607	$ 1,002,057	$ 2,232,731	$ 2,267,658
Non-deductible items	(29,384)	(44)	(29,425)	(126)	(8,731)	22,602
Change in valuation allowance	(545,036)	(15,479)	(545,034)	(17,500)	35,000	(345,337)
Income tax benefit	$ 20,990	$ 546,448	$ 614,148	$ 984,431	$ 2,206,462	$ 2,590,393

Schedule of Comprehensive Income (Loss) (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended											142 Months Ended	148 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2001	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2012	Jun. 30, 2013
Net loss	$ (22,638,122)	$ (1,680,180)	$ (1,059,182)	$ (2,781,875)	$ (1,878,589)	$ (16,045)	$ (4,172,767)	$ (3,888,629)	$ (4,691,054)	$ (3,248,652)	$ (4,115,927)	$ (2,243,271)	$ (95,279)	$ (54,025)	$ (51,000)	$ (32,516)	$ (49,313)	$ (22,658,478)	$ (25,440,353)
Unrealized (loss) gain on investments, net of tax		(3,301)	1,583	(4,729)	(3,057)		(4,817)	25,787										20,356	15,627
Comprehensive Loss		$ (1,683,481)	$ (1,057,599)	$ (2,786,604)	$ (1,881,646)		$ (4,177,584)	$ (3,862,842)										$ (22,638,122)	$ (25,424,726)

Tax Effects of Comprehensive Loss (Details) (USD $)	1 Months Ended	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended											142 Months Ended	148 Months Ended
	Dec. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2001	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2005	Dec. 31, 2004	Dec. 31, 2003	Dec. 31, 2002	Dec. 31, 2012	Jun. 30, 2013
Unrealized holding gains/losses		$ (5,079)	$ 2,433	$ (7,276)	$ (4,705)		$ (7,413)	$ 39,674
Net loss	(22,638,122)	(1,680,180)	(1,059,182)	(2,781,875)	(1,878,589)	(16,045)	(4,172,767)	(3,888,629)	(4,691,054)	(3,248,652)	(4,115,927)	(2,243,271)	(95,279)	(54,025)	(51,000)	(32,516)	(49,313)	(22,658,478)	(25,440,353)
Unrealized (loss) gain on investments, net of tax		(3,301)	1,583	(4,729)	(3,057)		(4,817)	25,787										20,356	15,627
Comprehensive Loss		$ (1,683,481)	$ (1,057,599)	$ (2,786,604)	$ (1,881,646)		$ (4,177,584)	$ (3,862,842)										$ (22,638,122)	$ (25,424,726)

Schedule of Transactions Between the Company and DOSA (Details) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Wage and rent reimbursements	$ 4,125	$ 20,262	$ 8,250	$ 20,262

Schedule of Transactions Between the Company and NMC (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		142 Months Ended	148 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Reimbursement of expenses	$ 5,656	$ 7,378	$ 12,762	$ 22,837
Consulting services provided	105,000	105,000	210,000	210,000
Equipment purchases	0	50,000	25,000	50,000
Related Party Transactions [Member]
Mineral and exploration expense related party	110,656	112,378	222,762	232,837	482,362	521,478	3,586,959	3,809,721
General [Member]
Mineral and exploration expense related party	$ 652,333	$ 640,061	$ 1,383,151	$ 1,177,290	$ 2,594,059	$ 2,704,545	$ 14,625,756	$ 16,008,907